UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04739

The Zweig Fund, Inc.

(Exact name of registrant as specified in charter)

101 Munson Street

Greenfield, MA 01301-9683

(Address of principal executive offices) (Zip code)

William Renahan, Esq.

Vice President, Chief Legal Officer and Secretary for Registrant

100 Pearl Street

Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 272-2700

Date of fiscal year end: December 31

Date of reporting period: December 31, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

ANNUAL REPORT

Not FDIC Insured No Bank Guarantee May Lose Value	December 31, 2016

FUND DISTRIBUTIONS AND MANAGED DISTRIBUTION PLAN

The Fund has a Managed Distribution Plan to maintain a consistent distribution level that may be paid in part or in full from net investment income, realized capital gains, or, if necessary, return of capital. The board believes that regular quarterly, fixed cash payouts will enhance shareholder value and serve the long-term interests of shareholders. You should not draw any conclusions about the Fund’s investment performance from the amount of the distributions or from the terms of the Fund’s Managed Distribution Plan.

On a tax basis, the Fund did not distribute more than its income and net realized capital gains in the fiscal year to date (See Note 11 in Notes to Financial Statements.) Shareholders should note, however, that if the Fund’s aggregate investment income and net realized capital gains are less than the amount of the distribution level, the difference will be paid from the Fund’s capital and will constitute a return of the shareholder’s capital. A return of capital may occur, for example, when some or all of the money that you invested in the Fund is paid back to you. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”

The amounts and sources of distributions reported in the Fund’s notices pursuant to Section 19(a) of the Investment Company Act of 1940 are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the Fund’s investment experience during its fiscal year and may be subject to changes based on tax regulations. The Fund will send shareholders a Form 1099-DIV for 2016 that tells them how to report distributions for federal income tax purposes.

The Board may amend, suspend or terminate the Managed Distribution Plan at any time, without prior notice to shareholders if it deems such action to be in the best interest of the Fund and its shareholders.

Information on the Fund is available at www.Virtus.com. Section 19(a) notices are posted on the website at: http://www.virtus.com/our-products/closed-end-fund-details/ZF.

MESSAGE TO SHAREHOLDERS

Dear Fellow Zweig Fund Shareholder:

I am pleased to share the annual report for the Zweig Fund, Inc. that discusses performance for the 12-month period ended December 31, 2016.

Effective September 7, 2016, Duff & Phelps Investment Management and Newfleet Asset Management were appointed to manage the respective equity and fixed income portions of the Fund’s portfolio. Performance and characteristics prior to that date were attained by the previous manager using a different investment techniques. The balance of September was devoted to the successful transitioning of the portfolio to the new managers, which was completed by month-end. The report, therefore, includes commentary from Duff & Phelps and Newfleet that focuses on how their respective portions of the portfolio performed from the transition period through December 31. Newfleet’s commentary also discusses the performance contribution of the options overlay strategy that was implemented in April 2016 and has continued under Newfleet’s management.

For the fiscal year ended December 31, 2016, the fund’s NAV decreased 1.58%, including $1.08 in reinvested distributions. During the same period, the fund’s benchmark(1), a composite index that consists of 60% MSCI World Infrastructure Sector Capped Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index, increased 6.40%, including reinvested dividends. Performance for the composite’s underlying indices over this period included an 11.83% increase for the MSCI World Infrastructure Sector Capped Index (net) and a 2.65% increase in the Bloomberg Barclays U.S. Aggregate Bond Index.

I welcome new investors to the fund and thank all of our shareholders for entrusting your assets to us. Should you have any questions or require support, the Virtus customer service team is ready to assist you at 1-866-270-7788 or through the closed-end fund section of our website, www.virtus.com.

Sincerely,

George R. Aylward

President and Director

The Zweig Fund, Inc.

February 2017

(1)
Allocation of 60% MSCI World Infrastructure Sector Capped Index and the 40% Bloomberg Barclays U.S. Aggregate Bond Index was effective starting 9/7/16. Prior to this date the allocation was 100% S&P 500® Index.

For information regarding the indexes cited and key investment terms used in this report see page 10.

THE ZWEIG FUND, INC.

MANAGER’S DISCUSSION OF FUND PERFORMANCE

DECEMBER 31, 2016

(Unaudited)

About the Fund:

The Zweig Fund, Inc. (NYSE: ZF) (the “Fund”) is invested in a balance of approximately 60% equity and 40% fixed income investments. The
Fund’s investment objective is capital appreciation, with current income as a secondary objective. There is no guarantee that the Fund will achieve its investment objective.

The use of leverage enables the Fund to borrow at short-term rates and invest at higher yields on its investments. As of December 31, 2016, the
Fund’s leverage consisted of $81 million of borrowings made pursuant to a line of credit, which represented approximately 26% of the Fund’s total assets.

Effective September 7, 2016, Virtus Investment Advisers (VIA) was appointed by the Board as the investment Adviser of the Fund, and
Duff & Phelps Investment Management Co. (DPIM) and Newfleet Asset Management (Newfleet) were appointed by the Board as subadvisers of the Fund. Subsequently, at an in-person meeting on September 20, 2016, the Board of Directors of the Fund
voted to approve VIA, DPIM and Newfleet as the investment Adviser and subadvisers of the Fund and recommend them to shareholders for their approval. Performance and characteristics prior to September 7, 2016 were attained by the previous Adviser using a different investment strategy. The Fund has a current target allocation of investing approximately 60% of its total assets in equity securities and 40% in fixed income securities. DPIM manages the equity portion of the Fund, which invests globally in owners/operators of infrastructure in the communications, utility, energy, and transportation industries (also referred to as “essential services”). Newfleet manages the fixed income portion of the Fund, which is designed to generate high current income and total return through the application of active sector rotation, extensive credit research, and disciplined risk management that seeks to capitalize on opportunities across undervalued areas of the fixed income markets. The Fund also pursues an options income strategy whereby it purchases and sells out-of-the money puts and calls, creating an options spread.

Manager Comments – Duff & Phelps Investment Management Co. (DPIM)

DPIM manages the equity portion of the Fund’s portfolio utilizing its global infrastructure strategy that leverages the company’s in-depth fundamental research expertise in income-producing securities. The following commentary is provided by the portfolio management team at DPIM, and covers the performance of the Fund’s equity portfolio following the transition of the portfolio to DPIM.

How did the equity markets perform during the fiscal year ended December 31, 2016?

Over the course of the fiscal year, developed world equity markets, as measured by the MSCI World Index, posted positive returns despite multiple challenges. Unexceptional economic outlooks across much of the world and widespread political election uncertainties resulted in significant market volatility. In the second half of the year, we saw the United Kingdom vote to leave the European
Union (“Brexit”) and businessman Donald Trump win the U.S. presidential election. Both outcomes were viewed as surprising by the market, causing short-lived selloffs followed by strong rallies.

In the fourth quarter, the U.S. equity market rallied post the surprising presidential election result as a Republican-controlled Congress and
White House were viewed as

For information regarding the
indexes and certain key investment terms, see Key Investment Terms starting on page 10

THE ZWEIG FUND, INC.

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued)

DECEMBER 31, 2016

(Unaudited)

positive for the U.S. economy. Expectations of fiscal stimulus and lower taxes drove the reflation trade resulting in higher bond yields. As was largely anticipated post the election, the Federal Reserve (the “Fed”) raised the fed funds rate by 25 basis points in December. Other developed world equity markets generally lagged the U.S. due to the uncertain impact of the new administration’s policies, particularly with respect to trade, on the rest of the world. Additionally, concerns regarding economic growth prospects and the potential for political upheaval in many countries has caused global markets to trade cautiously.

What factors affected the performance of the Fund’s equity portfolio in the fourth quarter of 2016?

From October through December, the equity portion of the portfolio underperformed the broader world equity market (as measured by the MSCI
World Index) and its benchmark as investors rotated out of defensive sectors post the election. Security selection had a negative contribution and was the primary driver of the strategy’s underperformance versus the benchmark during the quarter. Transportation selection was the biggest detractor. European toll roads and airports had mixed performance and we generally owned the underperformers. We had overweight positions in the Australia/New Zealand toll roads and airports that underperformed in the quarter due to significant sector rotation out of defensive names and into commodity stocks in that region. The strength of the U.S. dollar also hurt the foreign transportation holdings. U.S. railroads rallied strongly in the quarter post the election. While we had some exposure to the rails, we didn’t own one of the better performers. Positive security selection in energy served as a partial offset. Two portfolio holdings that are not in the benchmark were significant outperformers in the quarter and accounted for most of the positive effect. Selection in communications and utilities had negligible impacts.

Sector allocation during the quarter had a modestly negative impact on portfolio performance relative to the benchmark. The primary drivers were our overweight in communications and our underweight in utilities. Communications was the second worst performing sector in the portfolio and utilities was the second best. Energy and transportation provided a modest offset to the negative allocation affect. Regional allocation had a beneficial impact on performance. Positive contributions from an overweight in North America and an underweight in Asia Pacific, were partially offset by the overweight in the poorly performing European region.

What is your outlook for the equity markets?

As we enter a new year, we expect equity market performance will remain volatile while the market absorbs the numerous economic and political factors in play. Even though the U.S. economy appears to be gathering strength, the full impact of the new administration’s emerging policy changes are still unknown. Following the increase in the fed funds rate in December 2016, more tightening is likely in 2017, in contrast to the accommodative policies by central banks in other developed markets. Anxiety with respect to Europe is high given the slow pace of the economic recovery, upcoming elections, quantitative easing by the
European Central Bank, and the Brexit transition. Given the uncertainties, we believe that the sector and regional diversity that our strategy provides can offer benefits to investors.

For information regarding the
indexes and certain key investment terms, see Key Investment Terms starting on page 10

THE ZWEIG FUND, INC.

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued)

DECEMBER 31, 2016

(Unaudited)

We have positioned the equity portion of the portfolio to reflect our outlook for each of the essential services sectors in which the Fund invests: energy, telecommunications, transportation, and utilities.

•

The largest overweight in the portfolio is energy given our view that the sector has stabilized following strengthening oil prices. As oil price volatility subsides, we believe the midstream energy stocks in the portfolio will benefit from renewed investor focus on company fundamentals. The current trend toward the simplification of corporate structures of the pipeline companies and their limited partnerships has generally been perceived as favorable for the sector.

•

Within the communications sector, we remain comfortable with the overweight position in U.S. and European tower companies as they will benefit from network investment by the carriers to support increased data and video usage.

•

We are underweight the utility sector but remain positive on the fundamentals of regulated utilities, particularly the U.S.-based gas and water utilities. Large capital spending requirements bode well for those companies with supportive regulation. The potential for further Fed rate hikes in 2017 could increase utility stock volatility. Tax reform could also create some uncertainty for the industry around interest expense deductibility, but overall any reform will likely be neutral for utility companies.

•

The underweight in the transportation sector was driven by railroads where we were cautious on volume trends into year-end. However, pricing and volumes could improve in 2017 with increased economic activity. Railroads would also be beneficiaries of tax reform. Our airport and toll road holdings are positioned to benefit from relatively attractive traffic growth in Europe and Asia.

Manager Comments – Newfleet Asset Management, LLC (Newfleet)

Newfleet’s multi-sector strategies team manages the fixed income portion, leveraging the knowledge and skills of investment professionals with expertise in every sector of the bond market, including evolving, specialized, and out-of-favor sectors. The team employs active sector rotation and disciplined risk management for portfolio construction, avoiding interest rate bets and remaining duration neutral. Newfleet also manages the Fund’s options overlay strategy. The options overlay strategy seeks to generate additional income through the purchase and sale of paired out-of-the-money puts and calls. The following commentary is provided by the portfolio management team at Newfleet and covers the performance of the Fund’s fixed income portfolio following the transition of the portfolio to Newfleet.

How did
the fixed income markets perform during the Fund’s fiscal year ended December 31, 2016?

Most spread sectors outperformed U.S.
Treasuries during the fiscal year. The Fed’s dovish stance in mid-February sparked a rally that turned around a volatile time period that began with fresh concerns over China, plummeting oil prices, and fears that the Fed had raised interest rates too soon.

Late in June, volatility returned briefly with fallout from the U.K.’s decision to leave the European Union (EU). Bond yields in the U.S., Japan, and across Europe fell to historic lows in early July as investors fled to the safety of bonds on global growth concerns fueled by the Brexit decision.

For information regarding the
indexes and certain key investment terms, see Key Investment Terms starting on page 10

THE ZWEIG FUND, INC.

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued)

DECEMBER 31, 2016

(Unaudited)

Markets recovered rather quickly, however, from the initial shock of the Brexit vote. Easing by major central banks and a weaker U.S. dollar helped to improve global risk sentiment and stabilize markets.

September brought heightened concerns over the ability
and willingness of central banks to fight chronic low inflation and weak growth as the decision by the European Central Bank (ECB) to leave interest rates and its stimulus program unchanged was a precipitating factor in a widespread market sell-off, reinforced by fears that the Bank of Japan (BOJ) had run out of quantitative easing tools. Hawkish signals from the Fed added to the volatility. The BOJ subsequently decided not to change rates but to shift its focus to stabilizing the long end of the yield curve. This bolstered market sentiment, as did the Fed’s eventual decision to stand pat at its September meeting.

The unexpected election of Donald Trump as the 45th President of the United States sparked another bout of volatility in early November. President Trump’s campaign, which focused on immigration, trade, tax cuts and infrastructure spending, was largely perceived by the market as faster growth and increased inflation expectations, causing the yield on the 10-year U.S. Treasury to rise 0.52% by the end of the month. In late November, oil prices benefited from OPEC’s decision to cut oil production for the first time in eight years.

In a largely anticipated move, at its last meeting of 2016, the Fed raised its target rate 0.25% to a range of 0.50% to 0.75%.

Over the past 12 months, yields increased across the U.S. Treasury curve, more so at the short end of the curve and the curve flattened slightly.

What factors affected the performance of the Fund’s fixed income portfolio in the fourth quarter of 2016?

From October through December 2016, the underperformance of U.S.
Treasuries relative to most fixed income spread sectors was the key driver of the outperformance of the fixed income portfolio for the period.

The Fund’s sector allocations to corporate high yield and high yield bank loans were the largest positive contributors to performance for the period.

Exposure to foreign sectors including emerging markets high yield and Yankee high quality securities detracted from performance during the period. Also detracting during the period was the Fund’s allocation to agency mortgage-backed securities.

What is your outlook for fixed income
markets?

We are entering 2017 with a fair amount of uncertainty, much of it related to whether and how President Trump’s campaign rhetoric materializes into well-defined policies. Other challenges from 2016 remain as the new year begins. These include the ramifications of divergent global monetary policy; the extent to which the U.S. dollar will appreciate as the Fed tightens;
the path of commodity prices; Chinese economic activity and policy; and the ever present but unknown geopolitical risks. Politics has become a heightened dimension of uncertainty as important elections in Europe in 2017 will test the strength of political gains made by those individuals and parties considered anti-establishment.

We also enter 2017 with renewed optimism for U.S.
economic growth, modestly improving credit fundamentals, and evidence of continued, albeit slowly improving, emerging markets fundamentals. All of these

For information regarding the
indexes and certain key investment terms, see Key Investment Terms starting on page 10

THE ZWEIG FUND, INC.

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued)

DECEMBER 31, 2016

(Unaudited)

factors should be positive for spread sectors. Trump’s proposed policies are growth oriented, which implies rising inflation and interest rates. We believe, however, that the Fed will stay the course and let the economic data drive monetary policy. While the exact pace and magnitude of future rate hikes is unknown, there is significant evidence to support a gradual rise in rates. This also is a positive situation for spread sectors.

As always, we believe it is important to stay diversified, have granular positions, and emphasize liquid investments. We will continue to look for opportunities in all sectors of the bond market, striving to uncover any out-of-favor or undervalued sectors and securities. We are constructive on spread sectors based on still-sound fundamentals, strong technicals, accommodative central banks, and attractive valuations in certain areas of the fixed income markets.

With strong demand for fixed income by investors and a supportive environment, spread sectors continue to offer attractive investment opportunities to investors searching for total return and yield. Some of the specific sectors where we see value are out-of-index/off-the-run asset-backed securities,
non-agency residential mortgage-backed securities, corporate high yield, high yield bank loans, and select emerging markets bonds.

How did the options overlay strategy perform for the Fund during the fiscal year?

In early April 2016, the Fund added an options overlay strategy with the goal of increasing income and total return. This overlay strategy seeks to generate income through the use of index-based, out-of-the-money put and call spreads. The strategy is adaptive to changes in the volatility environment, and is implemented using strict risk limits.

A range-bound market, as was experienced for much of the year, is an ideal environment for the strategy. In such an environment, the strategy is able to retain the majority of the premium generated from option sales, and losses are infrequent. When the S&P 500® Index makes large and fast moves that are not priced into the implied volatility of the options market, the strategy can and will take losses.

The only loss
generated by the overlay strategy since it was added to the Fund occurred in December, when, in the context of an unusually low volatility environment, the S&P 500 quickly appreciated above levels at which the overlay strategy could maintain full profitability. Even given this loss, the strategy made a positive contribution for the month. From April 20 through the end of 2016, the options overlay strategy contributed 3.38% in incremental income to the Fund (gross of fees).

The preceding information is the opinion of portfolio management only through the end of the period of the report as stated on the cover. Any such opinions are subject to change at any time based upon market conditions and should not be relied upon as investment advice.

The
Fund’s portfolio holdings are subject to change and may not be representative of the portfolio managers’ current or future investments. The mention of individual securities held by the Fund is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional.

Equity Securities: The market price of equity securities may be adversely affected

For information regarding the
indexes and certain key investment terms, see Key Investment Terms starting on page 10

THE ZWEIG FUND, INC.

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued)

DECEMBER 31, 2016

(Unaudited)

by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.

Credit & Interest: Debt securities are subject to various risks, the most prominent of which are credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt securities may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.

Foreign Investing: Investing internationally involves additional risks such as currency, political, accounting, economic, and market risk.

High Yield-High Risk Fixed Income Securities: There is a greater level of credit risk and price volatility involved with high yield securities than investment grade securities.

Industry/Sector Concentration: A fund that focuses its investments in a particular

industry or sector will be more sensitive to conditions that affect that industry or sector than a non-concentrated fund.

Leverage: When a fund leverages its portfolio, the value of its shares may be more volatile and all other risks may be compounded.

Call/Put Spreads: Buying and selling call and put option spreads on the SPX Index risks the loss of the premium when buying and may increase downside losses.

Market Price/NAV: At the time of purchase and/or sale, an investor’s shares may have a market price that is above or below the fund’s NAV, which may increase the investor’s risk of loss.

Fundamental Risk of Investing: There can be no
assurance that the Fund will achieve its investment objectives. An investment in the shares of the Fund is subject to the risk of loss of principal; shares may decrease in value.

For information regarding the
indexes and certain key investment terms, see Key Investment Terms starting on page 10

THE ZWEIG FUND, INC.

DECEMBER 31, 2016

(Unaudited)

The following tables present the portfolio holdings within certain sectors or countries as a percentage of total investments net of written options at December 31, 2016.

Asset Allocation

Common Stocks

58
%

Utilities

25
%

Industrials

16

Energy

12

All other Common Stock

5

Corporate Bonds and Notes

21

Energy

6

Financials

4

  All other Corporate Bonds and
Notes

11

Mortgage-Backed Securities

7

Foreign Government Securities

4

Loan Agreements

3

Other

7

Total

100
%

Country Weightings

United States

62
%

Canada

8

Spain

6

Australia

5

Italy

2

United Kingdom

2

Mexico

1

Other

14

Total

100
%

THE ZWEIG FUND, INC.

KEY INVESTMENT TERMS

DECEMBER
31, 2016

Bank of Japan (BOJ)

One of the world’s major central banks, the Bank of Japan is responsible for issuing the country’s currency, managing monetary policy, and maintaining financial system stability.

Bloomberg Barclays U.S. Aggregate Bond Index

Bloomberg Barclays U.S. Aggregate Bond Index an index that measures the U.S. investment grade fixed rate bond market, calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.

Brexit

A combination of the words “Britain” and “exit” which refers to Britain’s withdrawal from the European Union.

European Central Bank (“ECB”)

The European
Central Bank (ECB) is responsible for conducting monetary policy for the eurozone. The ECB was established as the core of the Eurosystem and the European System of Central Banks (ESCB). The ESCB comprises the ECB and the national central banks
(NCBs) of all 17 European Union Member States whether they have adopted the Euro or not.

Exchange-Traded Funds (ETF):

An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.

Federal Reserve (the “Fed”):

The central bank of
the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven- member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.

MSCI World Index (net)

The MSCI World Index (net) is a free float-adjusted market capitalization-weighted index that measures developed global market equity performance. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment

MSCI World Infrastructure Sector Capped Index

MSCI World
Infrastructure Sector Capped Index a market capitalization weighted index that measures performance of global infrastructure companies by capturing broad and diversified opportunities across telecommunication, utilities, energy, transportation, and social infrastructure sectors. The telecommunication, infrastructure, and utilities sectors each represent one-third of the index weight, while energy, transportation, and social infrastructure sectors have a combined weight of the remaining one-third of the index. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.

THE ZWEIG FUND, INC.

KEY INVESTMENT TERMS (Continued)

DECEMBER 31, 2016

Organization of the Petroleum Exporting Countries (OPEC):

The Organization of the Petroleum Exporting Countries was originally organized in September 1960 with 5 member countries and there are currently 12 member countries. The organization’s objective is to co-ordinate and unify petroleum policies among member countries, in order to secure fair and stable prices for petroleum producers; an efficient, economic and regular supply of petroleum to consuming nations; and a fair return on capital to those investing in the industry.

S&P
500® Index:

A free-float market capitalization-weighted index of 500 of the largest U.S.
companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Yield Curve:

A line that plots the interest rates, at a
set point in time, of bonds having equal credit quality, but differing maturity dates. The most frequently reported yield curve compares the three-month, two-year, five-year and 30-year U.S. Treasury debt. This yield curve is used as a benchmark for other debt in the market, such as mortgage rates or bank lending rates. The curve is also used to predict changes in economic output and growth.

Zweig
Fund Linked Benchmark

The Zweig Fund Linked Benchmark consists of 60% MSCI World Infrastructure Sector Capped Index and 40% Bloomberg Barclays U.S.
Aggregate Bond Index The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment. Performance of the Zweig Fund Linked Benchmark prior to 9/7/2016 represents an allocation consisting of 100% S&P 500® Index.

THE ZWEIG FUND, INC.

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016

($ reported in thousands)

PAR VALUE

VALUE

FOREIGN GOVERNMENT SECURITIES—5.2%

Argentine Republic

144A 7.500%, 4/22/26(3)

$
650

$
682

8.280%, 12/31/33

757

812

144A 7.125%, 7/6/36(3)

600

572

Bolivarian Republic of Venezuela

RegS 8.250%, 10/13/24(4)

510

240

RegS 7.650%, 4/21/25(4)

1,050

483

9.375%, 1/13/34

430

201

Federative Republic of Brazil

12.500%, 1/5/22

1,700
BRL

538

8.500%, 1/5/24

950
BRL

255

5.625%, 1/7/41

335

300

  Kingdom of Bahrain 144A
7.000%, 10/12/28(3)

380

389

  Kingdom of Jordan 144A 5.750%,
1/31/27(3)

440

418

  Kingdom of Morocco 144A
5.500%, 12/11/42(3)

400

406

  Kingdom of Saudi Arabia 144A
3.250%, 10/26/26(3)

330

313

  Provincia de Buenos Aires 144A
9.125%, 3/16/24(3)

180

196

Republic of Colombia

4.375%, 3/21/23

553,000
COP

160

9.850%, 6/28/27

1,050,000
COP

411

  Republic of Costa Rica 144A 7.000%,
4/4/44(3)

440

404

  Republic of Cote d’Ivoire 144A 6.375%,
3/3/28(3)

440

429

  Republic of El Salvador 144A 6.375%,
1/18/27(3)

200

185

  Republic of Romania 144A 6.750%,
2/7/22(3)

170

194

Republic of South Africa

Series R203, 8.250%, 9/15/17

2,665
ZAR

195

Series R208, 6.750%, 3/31/21

4,635
ZAR

319

4.300%, 10/12/28

260

241

Republic of Turkey

6.250%, 9/26/22

425

443

4.875%, 10/9/26

1,045

970

PAR VALUE

VALUE

FOREIGN GOVERNMENT SECURITIES (continued)

4.875%, 4/16/43

$

435

$

350

  State of Qatar 144A 3.250%,
6/2/26(3)

350

338

  Sultanate of Oman 144A 4.750%,
6/15/26(3)(7)

585

565

Ukraine 144A 7.750%, 9/1/26(3)

465

435

United Mexican States

Series M, 6.500%, 6/9/22

8,520
MXN

397

TOTAL FOREIGN GOVERNMENT SECURITIES

(Identified Cost $12,623)

11,841

MORTGAGE-BACKED SECURITIES—8.6%

Agency—2.8%

FNMA

3.500%, 1/1/46(7)

3,222

3,303

3.000%, 9/1/46(7)

3,135

3,116

6,419

Non-Agency—5.8%

Agate Bay Mortgage Trust 13-1, A1 144A 3.500%, 7/25/43(2)(3)

1,206

1,215

American Homes 4 Rent 14-SFR2, C 144A 4.705%, 10/17/36(3)

390

403

AMSR Trust

16-SFR1, C 144A 2.986%, 11/17/33(2)(3)

245

246

16-SFR1, D 144A 3.136%, 11/17/33(2)(3)

385

384

Bayview Opportunity Master Fund IVa Trust 16-SPL1, B1 144A 4.250%, 4/28/55(3)

255

260

  Citigroup Commercial Mortgage Trust 16-SMPL, A 144A
2.228%, 9/10/31(3)

440

428

Colony Starwood Homes Trust 16-2A, C 144A 2.886%, 12/17/33(2)(3)

320

321

Credit Suisse First Boston Mortgage Securities Corp. 03-AR30, 5A1 3.151%, 1/25/34(2)

182

185

See Notes to Financial
Statements

THE ZWEIG FUND, INC.

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016

($ reported in thousands)

PAR VALUE

VALUE

Non-Agency (continued)

  Deutsche Bank-UBS Mortgage Trust 11-LC3A, D 144A
5.345%, 8/10/44(2)(3)

$

390

$

403

Freddie Mac Structured Agency Credit Risk Debt Notes 16-DNA2, M2 2.956%, 10/25/28(2)

750

759

  Home Equity Mortgage Trust 05-2, M7
2.436%, 7/25/35(2)

343

340

JPMorgan Chase (Bear Stearns) Alternate Loan Trust 04-5, 3A1 3.204%, 6/25/34(2)

590

591

JPMorgan Chase Commercial Mortgage Securities Trust

14-C22, A4 3.801%, 9/15/47

850

886

07-LDPX, AM 5.464%, 1/15/49(2)

315

312

JPMorgan Chase Mortgage Trust

16-1, M2 144A 3.750%, 4/25/45(2)(3)

267

265

16-2, M2 144A 3.750%, 12/25/45(2)(3)

408

404

16-1, A3 144A 3.500%, 5/25/46(3)

273

275

16-3, A3 144A 3.500%, 10/25/46(2)(3)

592

596

  Morgan Stanley Capital Barclays Bank Trust 16-MART, A 144A
2.200%, 9/13/31(3)

650

636

New Residential Mortgage Loan Trust

14-1A, A 144A 3.750%, 1/25/54(2)(3)

182

187

16-3A, A1 144A 3.750%, 9/25/56(2)(3)

231

236

16-4A, B1A 144A 4.500%, 11/25/56(3)

469

486

Towd Point Mortgage Trust

15-1, A2 144A 3.250%, 10/25/53(2)(3)

630

615

PAR VALUE

VALUE

Non-Agency (continued)

15-6, M1 144A 3.750%, 4/25/55(2)(3)

$

120

$

117

15-2, 1M1 144A 3.250%, 11/25/60(2)(3)

615

610

Tricon American Homes Trust 16-SFR1, C 144A 3.487%, 11/17/33(3)

635

616

Vericrest Opportunity Loan Trust

16-NPL9, A1 144A 3.500%, 9/25/46(2)(3)

388

388

14-NPL9, A1 144A 3.375%, 11/25/54(2)(3)

637

638

15-NPL2, A1 144A 3.375%, 2/25/55(2)(3)

87

87

15-NPL3, A1 144A 3.375%, 10/25/58(2)(3)

136

135

Vericrest Opportunity Loan Trust LLC

16-NP11, A1 144A 3.500%, 10/25/46(2)(3)

188

188

13,212

TOTAL MORTGAGE-BACKED SECURITIES

(Identified Cost $20,105)

19,631

ASSET-BACKED SECURITIES—1.6%

  Applebee’s LLC 14-1, A2 144A 4.277%,
9/5/44(3)

300

296

BCC Funding XIII LLC 16-1, D 144A 4.780%, 8/20/22(3)

460

451

Centre Point Funding LLC 12-2A,1 144A 2.610%, 8/20/21(3)

447

440

  Exeter Automobile Receivables Trust 16-3A, B
144A 2.840%, 8/16/21(3)

440

438

First Investors Auto Owner Trust 16-2A, C 144A 2.530%, 7/15/22(3)

760

746

Navistar Financial Dealer Note Master Owner Trust II 16-1, B 144A 2.342%, 9/27/21(2)(3)

505

509

See Notes to Financial
Statements

THE ZWEIG FUND, INC.

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016

($ reported in thousands)

PAR VALUE

VALUE

ASSET-BACKED SECURITIES (continued)

Trip Rail Master Funding LLC 14-1A, A1 144A 2.863%, 4/15/44(3)

$

368

$

359

VSE VOI Mortgage LLC 16-A, A 144A 2.540%, 7/20/33(3)

423

418

TOTAL ASSET-BACKED SECURITIES (Identified Cost $3,703)

3,657

CORPORATE BONDS AND NOTES—27.8%

Consumer Discretionary—3.9%

  AMC Entertainment Holdings, Inc. 144A 5.875%,
11/15/26(3)

60

61

Boyd Gaming Corp. 6.875%, 5/15/23

185

200

Cablevision Systems Corp. 5.875%, 9/15/22

345

337

Caesars Entertainment Resort Properties LLC 8.000%, 10/1/20

335

353

Caesars Growth Properties Holdings LLC 9.375%, 5/1/22

445

482

  CBS Radio, Inc. 144A 7.250%,
11/1/24(3)

25

26

Clear Channel Worldwide Holdings, Inc. Series B 7.625%, 3/15/20

500

502

Columbus Cable Barbados Ltd. 144A 7.375%, 3/30/21(3)

425

454

  Cooper-Standard Automotive, Inc. 144A 5.625%,
11/15/26(3)

225

223

  Dana Financing Luxembourg S.a.r.l. 144A 6.500%,
6/1/26(3)

110

115

DR Horton, Inc. 4.750%, 2/15/23

475

487

Grupo Televisa SAB 4.625%, 1/30/26

430

435

International Game Technology plc 144A 6.250%, 2/15/22(3)

300

323

PAR VALUE

VALUE

Consumer Discretionary (continued)

  Landry’s, Inc. 144A 6.750%,
10/15/24(3)

$

95

$

97

  Live Nation Entertainment, Inc. 144A
4.875%, 11/1/24(3)

170

171

Meritor, Inc. 6.750%, 6/15/21

230

236

MPG Holdco I, Inc. 7.375%, 10/15/22

385

404

NCL Corp., Ltd. 144A 4.750%, 12/15/21(3)

270

271

  Pinnacle Entertainment, Inc.
144A 5.625%, 5/1/24(3)

145

146

QVC, Inc. 5.125%, 7/2/22

270

279

Scientific Games International, Inc.

6.625%, 5/15/21

255

217

144A 7.000%, 1/1/22(3)

250

269

SFR (Numericable) Group S.A. 144A 6.000%, 5/15/22(3)

480

494

Signet UK Finance plc 4.700%, 6/15/24(7)

400

383

  TI Group Automotive Systems LLC 144A 8.750%,
7/15/23(3)

375

394

Toll Brothers Finance Corp.

5.625%, 1/15/24

75

78

4.875%, 11/15/25

410

404

TRI Pointe Group, Inc. 5.875%, 6/15/24

400

414

  VTR Finance BV 144A 6.875%,
1/15/24(3)

400

414

  Ziggo Secured Finance BV 144A
5.500%, 1/15/27(3)

335

327

8,996

Consumer Staples—0.9%

  AdvancePierre Foods Holdings, Inc. 144A 5.500%,
12/15/24(3)

200

202

  Dole Food Co., Inc. 144A 7.250%,
5/1/19(3)

240

245

ESAL GmbH 144A 6.250%, 2/5/23(3)

430

434

See Notes to Financial
Statements

THE ZWEIG FUND, INC.

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016

($ reported in thousands)

PAR VALUE

VALUE

Consumer Staples (continued)

  Pilgrim’s Pride Corp. 144A 5.750%,
3/15/25(3)

$

165

$

166

  Post Holdings, Inc. 144A 5.000%,
8/15/26(3)

365

350

Safeway, Inc. 7.250%, 2/1/31

230

225

Tops Holding LLC (Tops Markets II Corp.) 144A 8.000%, 6/15/22(3)

415

359

1,981

Energy—7.6%

  Alberta Energy Co., Ltd. 8.125%,
9/15/30(7)

165

199

Alta Mesa Holdings LP (Alta Mesa Finance Services Corp.) 144A 7.875%, 12/15/24(3)

180

187

  American Midstream Partners LP 144A 8.500%,
12/15/21(3)

150

149

Anadarko Petroleum Corp.

4.850%, 3/15/21

65

70

5.550%, 3/15/26

100

112

6.600%, 3/15/46

220

272

Antero Resources Corp. 5.625%, 6/1/23

205

211

Archrock Partners LP 6.000%, 10/1/22

340

332

  Blue Racer Midstream LLC 144A
6.125%, 11/15/22(3)

145

146

  Callon Petroleum Co. 144A 6.125%,
10/1/24(3)

115

119

Carrizo Oil & Gas, Inc. 6.250%, 4/15/23

320

330

Cheniere Corpus Christi Holdings LLC 144A 7.000%, 6/30/24(3)

360

392

Cimarex Energy Co. 4.375%, 6/1/24

215

223

Concho Resources, Inc.

5.500%, 4/1/23

130

135

4.375%, 1/15/25

185

186

CONSOL Energy, Inc. 5.875%, 4/15/22

285

281

PAR VALUE

VALUE

Energy (continued)

Continental Resources, Inc.

5.000%, 9/15/22

$

250

$

253

4.500%, 4/15/23

140

138

Crestwood Midstream Partners LP 6.250%, 4/1/23

420

431

Diamondback Energy, Inc.

144A 4.750%, 11/1/24(3)

45

44

144A 5.375%, 5/31/25(3)

260

262

Ecopetrol S.A. 5.375%, 6/26/26(7)

410

408

Encana Corp. 3.900%, 11/15/21

150

151

Energy Transfer Equity LP 5.875%, 1/15/24

410

425

EnLink Midstream Partners LP 4.850%, 7/15/26

45

45

EnQuest plc 7.000%, 4/15/22

469

342

EP Energy LLC 144A 8.000%, 11/29/24(3)

30

32

  Gazprom OAO (Gaz Capital S.A.) 144A
6.000%, 11/27/23(3)(11)

435

463

Helmerich & Payne International Drilling Co. 4.650%, 3/15/25

240

248

HollyFrontier Corp. 5.875%, 4/1/26(7)

370

378

  KazMunayGas National Co. 144A
6.375%, 4/9/21(3)

425

462

Laredo Petroleum, Inc. 7.375%, 5/1/22

275

286

  Lukoil International Finance BV 144A 4.563%,
4/24/23(3)

425

429

  Matador Resources Co. 144A 6.875%,
4/15/23(3)

370

390

MPLX LP 4.875%, 12/1/24

595

612

Newfield Exploration Co. 5.375%, 1/1/26

400

408

NGL Energy Partners LP 5.125%, 7/15/19

276

275

See Notes to Financial
Statements

THE ZWEIG FUND, INC.

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016

($ reported in thousands)

PAR VALUE

VALUE

Energy (continued)

Noble Holding International Ltd. 7.750%, 1/15/24

$

70

$

66

Occidental Petroleum Corp. 4.400%, 4/15/46

285

289

Parker Drilling Co. 7.500%, 8/1/20

355

321

  Parsley Energy LLC 144A 6.250%,
6/1/24(3)

490

518

Petrobras Global Finance BV

5.375%, 1/27/21

315

308

8.375%, 5/23/21

130

140

8.750%, 5/23/26

550

595

Petroleos de Venezuela S.A.

RegS 8.500%, 11/2/17

44

35

144A 6.000%, 5/16/24(3)

525

203

  Petroleos de Venezuela S.A. 144A
8.500%, 10/27/20(3)

150

112

Petroleos Mexicanos

4.875%, 1/24/22(7)

225

226

144A 6.875%, 8/4/26(3)(7)

465

491

6.500%, 6/2/41(7)

225

211

QEP Resources, Inc.

6.875%, 3/1/21

190

203

5.250%, 5/1/23

260

262

Regency Energy Partners LP

5.875%, 3/1/22

100

110

5.000%, 10/1/22

120

127

  Rosneft Oil Co.
144A 4.199%, 3/6/22(3)(11)

440

434

  RSP Permian, Inc.
144A 5.250%, 1/15/25(3)

165

166

Sabine Pass Liquefaction LLC 5.625%, 2/1/21

290

310

SM Energy Co.

6.125%, 11/15/22

155

158

6.500%, 1/1/23

165

169

  Southern Gas Corridor CJSC 144A
6.875%, 3/24/26(3)

300

324

State Oil Co. (Republic of Azerbaijan) 6.950%, 3/18/30

345

361

PAR VALUE

VALUE

Energy (continued)

Sunoco LP 6.375%, 4/1/23

$

800

$

814

Tesoro Logistics LP 5.250%, 1/15/25

60

62

Transocean, Inc.

144A 9.000%, 7/15/23(3)

110

113

6.800%, 3/15/38

100

78

  Weatherford International Ltd. 144A
9.875%, 2/15/24(3)

100

107

YPF S.A. 144A 8.500%, 3/23/21(3)

245

263

17,402

Financials—4.9%

  Allstate Corp. (The)
5.750%, 8/15/53(2)(10)

320

331

Ally Financial, Inc. 5.750%, 11/20/25

350

350

Ares Capital Corp. 3.625%, 1/19/22

210

203

Australia & New Zealand Banking Group Ltd. 144A 4.400%, 5/19/26(3)

400

405

Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 6.500%, 3/10/21(3)

500

539

  Banco de Bogota SA 144A 6.250%,
5/12/26(3)

305

312

Banco de Credito del Peru

144A 4.250%, 4/1/23(3)

220

225

144A 6.125%, 4/24/27(2)(3)(7)

210

227

Banco Internacional del Peru SAA Interbank 144A 6.625%, 3/19/29(2)(3)

320

339

  Banco Santander Chile 144A 3.875%,
9/20/22(3)

340

349

Bancolombia S.A. 5.125%, 9/11/22

360

366

Bank of America Corp.

4.200%, 8/26/24

280

285

4.450%, 3/3/26

50

52

  Bank of China Ltd. 144A 5.000%,
11/13/24(3)

435

451

See Notes to Financial
Statements

THE ZWEIG FUND, INC.

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016

($ reported in thousands)

PAR VALUE

VALUE

Financials (continued)

Citigroup, Inc. 4.600%, 3/9/26(7)

$

190

$

196

Compass Bank 3.875%, 4/10/25

425

404

Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(3)(7)

350

337

  Eurasian Development Bank 144A
4.767%, 9/20/22(3)

440

453

  GrupoSura Finance S.A. 144A
5.500%, 4/29/26(3)(7)

275

282

  Guanay Finance Ltd.
144A 6.000%, 12/15/20(3)

428

432

ICAHN Enterprises LP

6.000%, 8/1/20

150

154

5.875%, 2/1/22

250

249

iStar Financial, Inc.

4.875%, 7/1/18

160

160

5.000%, 7/1/19

225

227

Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(3)

430

417

Leucadia National Corp. 5.500%, 10/18/23

240

254

Morgan Stanley 4.350%, 9/8/26

210

214

Navient Corp. 7.250%, 9/25/23

80

82

  OM Asset Management plc 4.800%,
7/27/26(7)

365

345

  PKO Finance AB 144A 4.630%,
9/26/22(3)(7)(11)

435

449

PNC Financial Services Group, Inc. (The) Series S, 5.000%, 12/29/49(2)

250

241

Prudential Financial, Inc.

5.875%, 9/15/42(2)(7)

170

178

5.625%, 6/15/43(2)(7)(10)

165

171

Springleaf Finance Corp. 5.250%, 12/15/19

205

207

  Starwood Property Trust, Inc. 144A
5.000%, 12/15/21(3)

55

56

  Tervita Escrow Corp. 144A 7.625%,
12/1/21(3)

50

51

PAR VALUE

VALUE

Financials (continued)

  Toronto-Dominion Bank (The) 3.625%,
9/15/31(2)

$

130

$

128

  Turkiye Garanti Bankasi AS 144A
5.250%, 9/13/22(3)

400

388

Voya Financial, Inc. 5.650%, 5/15/53(2)

570

562

  Woodside Finance Ltd. 144A 3.700%,
9/15/26(3)

60

59

11,130

Health Care—2.1%

Abbott Laboratories

3.400%, 11/30/23

70

70

3.750%, 11/30/26

240

238

Alere, Inc. 6.500%, 6/15/20

260

257

Centene Corp. 4.750%, 1/15/25

315

308

Community Health Systems, Inc. 6.875%, 2/1/22

260

182

Concordia International Corp. 144A 9.000%, 4/1/22(3)

75

64

  Endo Finance LLC 144A 6.000%,
7/15/23(3)

355

313

  Envision Healthcare Corp. 144A 6.250%,
12/1/24(3)

65

69

HCA, Inc.

5.375%, 2/1/25

140

140

5.250%, 6/15/26

130

134

Inventiv Group Holdings, Inc. 144A 7.500%, 10/1/24(3)

180

189

  MEDNAX, Inc. 144A 5.250%,
12/1/23(3)

175

180

  MPH Acquisition Holdings LLC
144A 7.125%, 6/1/24(3)

245

258

Ortho-Clinical Diagnostics, Inc. 144A 6.625%, 5/15/22(3)

325

289

Surgery Center Holdings, Inc. 144A 8.875%, 4/15/21(3)

290

310

See Notes to Financial
Statements

THE ZWEIG FUND, INC.

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016

($ reported in thousands)

PAR VALUE

VALUE

Health Care (continued)

  Surgical Care Affiliates, Inc. 144A 6.000%,
4/1/23(3)

$

415

$

431

Teleflex, Inc. 4.875%, 6/1/26

185

184

Tenet Healthcare Corp.

5.500%, 3/1/19

245

242

144A 7.500%, 1/1/22(3)

15

16

8.125%, 4/1/22

310

294

Teva Pharmaceutical Finance BV 4.100%, 10/1/46

225

192

Valeant Pharmaceuticals International, Inc.

144A 6.375%, 10/15/20(3)

165

143

144A 7.500%, 7/15/21(3)

50

43

144A 5.625%, 12/1/21(3)

45

35

144A 5.875%, 5/15/23(3)

210

160

4,741

Industrials—2.1%

  Advanced Disposal Services, Inc. 144A 5.625%,
11/15/24(3)

45

45

Allegiant Travel Co. 5.500%, 7/15/19

65

67

  Bombardier, Inc. 144A 6.125%,
1/15/23(3)

315

302

Carpenter Technology Corp. 4.450%, 3/1/23

350

335

CEB, Inc. 144A 5.625%, 6/15/23(3)

260

253

  Doric Nimrod Air Alpha Pass-Through-Trust 13-1, A 144A
5.250%, 5/30/23(3)(7)

280

292

DP World Ltd. 144A 6.850%, 7/2/37(3)(7)

210

224

  Harland Clarke Holdings Corp. 144A
6.875%, 3/1/20(3)(7)

240

233

  Hawaiian Airlines Pass-Through Certificates 13-1, B 4.950%,
1/15/22

431

428

PAR VALUE

VALUE

Industrials (continued)

Masco Corp.

5.950%, 3/15/22

$

300

$

331

4.450%, 4/1/25

130

132

Navistar International Corp. 8.250%, 11/1/21

190

193

Owens Corning 3.400%, 8/15/26

230

218

  Pelabuhan Indonesia II PT 144A
4.250%, 5/5/25(3)

435

414

Prime Security Services Borrower LLC 144A 9.250%, 5/15/23(3)

270

295

  Standard Industries, Inc. 144A 5.500%,
2/15/23(3)

110

114

TransDigm, Inc.

6.000%, 7/15/22

280

293

6.500%, 5/15/25

120

126

UAL Pass-Through-Trust 07-01, A 6.636%, 7/2/22

408

439

4,734

Information Technology—0.6%

Diamond 1 Finance Corp. (Diamond 2 Finance Corp.)

144A 5.450%, 6/15/23(3)

75

80

144A 6.020%, 6/15/26(3)

75

81

144A 8.100%, 7/15/36(3)

150

178

Inception Merger Sub, Inc. (Rackspace Hosting, Inc.) 144A 8.625%, 11/15/24(3)

440

467

NXP BV 144A 4.625%, 6/1/23(3)

425

447

  WESCO Distribution, Inc. 144A 5.375%,
6/15/24(3)

200

201

1,454

Materials—3.0%

  Alpek SAB de C.V. 144A 5.375%,
8/8/23(3)

495

511

ArcelorMittal 6.125%, 6/1/25

400

440

  Ardagh Packaging Finance plc 144A 7.250%,
5/15/24(3)

200

212

See Notes to Financial
Statements

THE ZWEIG FUND, INC.

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016

($ reported in thousands)

PAR VALUE

VALUE

Materials (continued)

  BHP Billiton Finance USA Ltd. 144A
6.750%, 10/19/75(2)(3)(7)(10)

$

200

$

224

BlueScope Steel Finance Ltd. 144A 6.500%, 5/15/21(3)

305

324

  Cemex SAB de C.V. 144A 7.250%,
1/15/21(3)

400

427

  Equate Petrochemical BV 144A 4.250%,
11/3/26(3)

315

301

Fortescue Metals Group (FMG) Resources August 2006 Pty Ltd. 144A 9.750%, 3/1/22(3)

170

197

Freeport-McMoRan Copper & Gold, Inc.

3.550%, 3/1/22

120

112

3.875%, 3/15/23

185

171

  Gerdau Holdings, Inc. 144A
7.000%, 1/20/20(3)(7)

300

321

Graphic Packaging International, Inc. 4.125%, 8/15/24

355

340

  INEOS Group Holdings S.A. 144A
5.625%, 8/1/24(3)

500

497

  Inversiones CMPC S.A. 144A 4.375%,
5/15/23(3)

435

437

  Novelis Corp. 144A 5.875%,
9/30/26(3)

400

405

Office Cherifien des Phosphates S.A. (OCP) 144A 5.625%, 4/25/24(3)

350

362

  Reynolds Group Issuer, Inc.
144A 7.000%, 7/15/24(3)

425

452

Scotts Miracle-Gro Co. (The) 144A 5.250%, 12/15/26(3)

35

35

  Standard Industries, Inc. 144A
6.000%, 10/15/25(3)

250

263

  Teck Resources Ltd. 144A 8.500%,
6/1/24(3)

100

116

Vale Overseas Ltd. 5.875%, 6/10/21

260

273

PAR VALUE

VALUE

Materials (continued)

  Vedanta Resources plc 144A 6.000%,
1/31/19(3)

$

435

$

440

6,860

Real Estate—0.5%

Communications Sales & Leasing, Inc. (CSL Capital LLC) 144A 7.125%, 12/15/24(3)

180

182

EPR Properties 4.750%, 12/15/26

125

124

  ESH Hospitality, Inc. 144A 5.250%,
5/1/25(3)

285

284

MPT Operating Partnership LP 5.500%, 5/1/24

200

202

Select Income REIT 4.500%, 2/1/25(7)

390

377

1,169

Telecommunication Services—1.5%

  Altice Financing S.A. 144A 6.625%,
2/15/23(3)

240

247

AT&T, Inc.

4.800%, 6/15/44(7)

140

132

5.650%, 2/15/47(7)

130

139

CenturyLink, Inc. Series Y 7.500%, 4/1/24

190

200

  Cincinnati Bell Inc 144A 7.000%,
7/15/24(3)

75

80

  Crown Castle Towers LLC 144A 3.222%,
5/15/22(3)

250

254

  Digicel Group Ltd. 144A 8.250%,
9/30/20(3)

500

432

Empresa Nacional de Telecomunicaciones S.A. 144A 4.875%, 10/30/24(3)

325

325

Frontier Communications Corp.

6.250%, 9/15/21

175

167

10.500%, 9/15/22

260

274

  GTH Finance BV 144A 7.250%,
4/26/23(3)

425

457

Sprint Communications, Inc. 6.000%, 11/15/22

315

318

See Notes to Financial
Statements

THE ZWEIG FUND, INC.

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016

($ reported in thousands)

PAR VALUE

VALUE

Telecommunication Services (continued)

Sprint Corp. 7.250%, 9/15/21

$

65

$

69

T-Mobile USA, Inc. 6.375%, 3/1/25

175

187

Zayo Group LLC 6.375%, 5/15/25

120

126

3,407

Utilities—0.7%

AmeriGas Partners LP 5.500%, 5/20/25

105

106

Dynegy, Inc. 7.375%, 11/1/22

265

254

  Lamar Funding Ltd. 144A 3.958%,
5/7/25(3)

435

400

  Majapahit Holding BV 144A 7.750%,
1/20/20(3)

345

388

  Talen Energy Supply LLC 144A 4.625%,
7/15/19(3)

300

286

  TerraForm Power Operating LLC 144A 6.375%,
2/1/23(2)(3)

225

229

1,663

TOTAL CORPORATE BONDS AND NOTES

(Identified Cost $64,134)

63,537

LOAN AGREEMENTS(2)—3.6%

Consumer Discretionary—0.8%

Affinity Gaming LLC 5.000%, 7/1/23

199

201

Bass Pro Group LLC 11.941%, 12/15/23

370

367

Caesars Entertainment Resort Properties LLC Tranche B, 7.000%, 10/11/20

314

318

Caesars Growth Properties Holdings LLC Tranche B, First Lien, 6.250%, 5/8/21

190

191

CDS U.S. Intermediate Holdings, Inc. First Lien, 5.000%, 7/8/22

125

126

Cengage Learning, Inc. 2016 Refinance, 5.250%, 6/7/23

125

122

PAR VALUE

VALUE

Consumer Discretionary (continued)

Harbor Freight Tools USA, Inc. 4.137%, 8/18/23

$

125

$

127

Las Vegas Sands Tranche B, 3.006%, 12/19/20

185

186

Laureare Education, Inc. 2021 Extended, 8.868%, 3/17/21

149

150

UFC Holdings LLC First Lien 5.000%, 8/18/23

150

152

1,940

Consumer Staples—0.3%

Albertson’s Companies LLC TRanche B-4, 3.750%, 8/25/21

250

253

Amplify Snack Brands, Inc. 6.500%, 9/2/23

314

307

Chobani LLC First Lien, 5.250%, 10/9/23

60

61

Kronos, Inc. Second Lien, 9.250%, 11/1/24

80

83

704

Energy—0.2%

EP Energy LLC 9.750%, 6/30/21

255

267

Seadrill Operating LP 4.000%, 2/21/21

249

173

440

Financials—0.2%

Lonestar Intermediate Super Holdings LLC 10.000%, 8/31/21

190

196

Walter Investment Management Corp. Tranche B, 4.750%, 12/18/20

275

263

459

Health Care—0.4%

CHG Healthcare Services, Inc. First Lien, 4.750%, 6/7/23

199

201

See Notes to Financial
Statements

THE ZWEIG FUND, INC.

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016

($ reported in thousands)

PAR VALUE

VALUE

Health Care (continued)

InVentiv Health, Inc. 0.000%, 11/9/23(5)

$

255

$

258

  NVA Holdings, Inc. Second Lien,
0.000%, 8/14/22(5)

180

181

Quorum Health Corp. 6.750%, 4/29/22

129

127

  U.S. Renal Care, Inc. First Lien, 0.000%,
12/30/22(5)

195

183

950

Industrials—0.6%

84 Lumber Co. 6.750%, 10/25/23

320

322

Aspen Merger Sub (Coinstar), Inc. Tranche B, First Lien 6.125%, 9/27/23

125

127

McGraw-Hill Global Education Holdings LLC Tranche B, First Lien, 5.000%, 5/4/22

175

175

Navistar, Inc. Tranche B, 6.500%, 8/7/20

199

202

PAE Holding Corp. First Lien, 6.500%, 10/20/22

102

103

  Quikrete International, Inc. 0.000%,
11/15/23(5)

30

30

Sedgwick Claims Management Services, Inc. Second Lien, 6.750%, 2/28/22

275

275

Zodiac Pool Solutions LLC 5.500%, 12/20/23

90

91

1,325

Information Technology—0.6%

Avaya, Inc. 0.000%, 5/29/20(5)

285

249

Blackboard, Inc. Tranche B-4 First Lien, 0.000%, 6/30/21(5)

305

308

  Information Resources 0.000%,
12/20/23(5)

25

25

PAR VALUE

VALUE

Information Technology (continued)

Masergy Communications, Inc. Tranche B, First Lien, 5.500%, 12/15/23

$

65

$

66

NXP B.V. (NXP Funding LLC) Tranche F 3.405%, 12/7/20

125

125

On Semiconductor Corp. 2016 New Replacement Term Loan 4.020%, 3/31/23

125

126

Presidio, Inc. Refinancing Term, 5.250%, 2/2/22

207

210

Rackspace Hosting, Inc. Tranche B, First Lien, 4.500%, 11/3/23

110

112

Veritas US, Inc. 0.000%, 1/27/23(5)

200

185

1,406

Materials—0.2%

Anchor Glass Container Corp.

First Lien, 4.250%, 12/7/23

76

77

Second Lien, 8.750%, 12/7/24

82

84

Omnova Solutions, Inc. Tranche B-2, 5.250%, 8/25/23

249

254

415

Real Estate—0.1%

Capital Automotive LP Second Lien, 6.000%, 4/30/20

155

158

Utilities—0.2%

NRG Energy, Inc. 3.520%, 6/30/23

374

378

Vistra Operations Company LLC (Tex Operations Co., LLC)

5.000%, 8/4/23

110

112

See Notes to Financial
Statements

THE ZWEIG FUND, INC.

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016

($ reported in thousands)

PAR VALUE

VALUE

Utilities (continued)

Tranche C, 5.000%, 8/4/23

$

25

$

25

515

TOTAL LOAN AGREEMENTS (Identified Cost $8,197)

8,312

SHARES

PREFERRED STOCK—1.4%

Energy—0.2%

PTT Exploration & Production PCL 144A, 4.875%(2)(3)(7)

435
(6)

439

Financials—1.0%

Citigroup, Inc. Series J, 7.125%

15,000

420

Citigroup, Inc. Series T, 6.250%(2)

500
(6)

515

  M&T Bank Corp. Series F,
5.125%(2)(7)

125
(6)

121

PNC Financial Services Group, Inc. (The) Series R, 4.850%(2)

305
(6)

293

  Wells Fargo & Co. Series K,
7.980%(2)(7)

310
(6)

324

Zions Bancorp 6.950%

17,625

493

2,166

Industrials—0.2%

General Electric Co. Series D, 5.000%(2)(7)

490
(6)

508

TOTAL PREFERRED STOCK (Identified Cost $3,230)

3,113

COMMON STOCKS—76.3%

Energy—15.2%

Enbridge, Inc.

140,310

5,910

Inter Pipeline Ltd.

59,205

1,307

Kinder Morgan, Inc.

255,180

5,285

ONEOK, Inc.

20,640

1,185

Pembina Pipeline Corp.

61,175

1,912

Plains GP Holdings LP

45,397

1,574

Spectra Energy Corp.

109,555

4,501

Tallgrass Energy GP LP

58,165

1,559

Targa Resources Corp.

47,180

2,645

SHARES

VALUE

Energy (continued)

TransCanada Corp.

138,380

$

6,248

Williams Cos., Inc. (The)

86,120

2,682

34,808

Industrials—20.6%

Abertis Infraestructuras SA

337,730

4,727

Aena SA(3)

38,504

5,255

Atlantia SpA

273,570

6,410

Auckland International Airport Ltd.

692,614

3,007

Canadian Pacific Railway Ltd.

12,715

1,815

CSX Corp.

78,330

2,814

Ferrovial SA

74,079

1,325

Flughafen Zuerich AG

15,514

2,878

Sydney Airport

731,613

3,163

Transurban Group

1,303,570

9,708

Union Pacific Corp.

39,685

4,115

Vinci SA

25,354

1,727

46,944

Real Estate—5.4%

American Tower Corp.

66,090

6,984

Crown Castle International Corp.

62,220

5,399

12,383

Telecommunication Services—2.4%

BCE, Inc.

32,970

1,426

Cellnex Telecom SA(3)

130,875

1,883

TELUS Corp.

66,050

2,103

5,412

Utilities—32.7%

ALLETE, Inc.

30,085

1,931

American Electric Power Co., Inc.

58,460

3,681

American Water Works Co., Inc.

50,290

3,639

APA Group

248,718

1,538

Aqua America, Inc.

54,945

1,651

Atmos Energy Corp.

30,660

2,273

Black Hills Corp.

36,045

2,211

CMS Energy Corp.

53,100

2,210

Dominion Resources, Inc.

55,625

4,260

DTE Energy Co.

38,000

3,743

See Notes to Financial
Statements

THE ZWEIG FUND, INC.

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016

($ reported in thousands)

SHARES

VALUE

Utilities (continued)

Edison International

31,970

$

2,301

Emera, Inc.

51,215

1,731

Eversource Energy

29,500

1,629

Iberdrola SA

404,178

2,652

Innogy SE(3)(9)

55,070

1,914

National Grid plc

378,618

4,440

NextEra Energy, Inc.

64,525

7,708

NiSource, Inc.

104,050

2,304

ONE Gas, Inc.

20,975

1,342

PG&E Corp.

62,260

3,784

Red Electrica Corp. SA

65,025

1,227

Scottish & Southern Energy plc

90,849

1,739

Sempra Energy

54,075

5,442

South Jersey Industries, Inc.

47,180

1,589

Spire, Inc.

29,195

1,885

Vectren Corp.

36,560

1,907

WEC Energy Group, Inc.

35,820

2,101

XCEL Energy, Inc.

48,100

1,958

74,790

TOTAL COMMON STOCKS (Identified Cost $184,756)

174,337

EXCHANGE-TRADED FUNDS—1.4%

PowerShares Senior Loan Portfolio(8)

139,125

3,250

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $3,223)

3,250

CONTRACTS

PURCHASED OPTIONS—0.2%

Call Options—0.0%

  S&P 500® Index expiration 01/04/17 strike
price $2,375

432

4

  S&P 500® Index expiration 01/06/17 strike
price $2,370

805

8

  S&P 500® Index expiration 01/11/17 strike
price $2,375

434

9

CONTRACTS

VALUE

Call Options (continued)

  S&P 500® Index expiration 01/13/17 strike
price $2,375

806

$

19

40

Put Options—0.2%

  S&P 500® Index expiration 01/04/17 strike
price $2,160

432

41

  S&P 500® Index expiration 01/06/17 strike
price $2,145

805

75

  S&P 500® Index expiration 01/11/17 strike
price $2,135

434

80

  S&P 500® Index expiration 01/13/17 strike
price $2,100

806

137

333

TOTAL PURCHASED OPTIONS —0.2%

(Premiums Paid $320)

373

TOTAL LONG TERM INVESTMENTS—126.1%

(Identified Cost $300,291)

288,051
(12)

SHARES

SHORT-TERM INVESTMENT—5.9%

Money Market Mutual Fund—5.9%

  JPMorgan U.S. Government Money Market Fund –
Institutional Shares (seven-day effective yield 0.440%)(8)

13,384,840

13,385

TOTAL SHORT-TERM INVESTMENT (Identified Cost $13,385)

13,385

TOTAL INVESTMENTS BEFORE WRITTEN OPTIONS—132.0%

(Identified Cost $313,676)

301,436
(1)

See Notes to Financial
Statements

THE ZWEIG FUND, INC.

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016

($ reported in thousands)

CONTRACTS

VALUE

WRITTEN OPTIONS—(0.4)%

Call Options—(0.0)%

  S&P 500® Index expiration 01/04/17 strike
price $2,325

432

$

(6
)

  S&P 500® Index expiration 01/06/17 strike
price $2,320

805

(20
)

  S&P 500® Index expiration 01/11/17 strike
price $2,325

434

(20
)

  S&P 500® Index expiration 01/13/17 strike
price $2,325

806

(43
)

(89
)

Put Options—(0.4)%

  S&P 500® Index expiration 01/04/17 strike
price $2,210

432

(89
)

  S&P 500® Index expiration 01/06/17 strike
price $2,195

805

(234
)

  S&P 500® Index expiration 01/11/17 strike
price $2,185

434

(234
)

  S&P 500® Index expiration 01/13/17 strike
price $2,150

806

(266
)

(823
)

TOTAL WRITTEN OPTIONS—(0.4)%

(Premiums Received $798)

(912
)(1)

TOTAL INVESTMENTS NET OF WRITTEN OPTIONS—131.6%

(Identified Cost $312,878)

300,524

Other assets and liabilities, net—(31.6)%

(72,204
)

NET ASSETS—100.0%

$
228,320

Abbreviations:

FNMA
Federal National Mortgage Association (“Fannie Mae”)

REIT
Real Estate Investment Trust

Footnote Legend:

(1)
Federal Income Tax Information: For tax information at December 31, 2016, see Note 11 Federal Income Tax Information in the Notes to Financial Statements.

(2)
Variable or step coupon security; interest rate shown reflects the rate in effect at December 31, 2016.

(3)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016, these securities amounted to a value of $61,145 or 26.8% of net assets.

(4)
Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.

(5)
This loan will settle after December 31, 2016, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.

(6)
Value shown as par value.

(7)
All or a portion of the security is segregated as collateral for written options.

(8)
Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

(9)
Non-income producing.

(10)
Interest payments may be deferred.

(11)
This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(12)
All or a portion of the Fund’s portfolio has been segregated for borrowings.

Foreign Currencies:

BRL
Brazilian Real

COP
Colombian Peso

MXN
Mexican Peso

ZAR
South African Rand

See Notes to Financial
Statements

THE ZWEIG FUND, INC.

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2016 (See Security Valuation Note 2A in the Notes to Financial Statements):

Total Value at December 31, 2016

Level 1 Quoted Prices

Level 2 Significant Observable Inputs

Debt Securities:

Asset-Backed Securities

$
3,657

$
—

$
3,657

Corporate Bonds And Notes

63,537

—

63,537

Foreign Government Securities

11,841

—

11,841

Loan Agreements

8,312

—

8,312

Mortgage-Backed Securities

19,631

—

19,631

Equity Securities:

Common Stocks

174,337

174,337

—

Exchange-Traded Funds

3,250

3,250

—

Preferred Stocks

3,113

913

2,200

Purchased Options

373

293

80

Short-Term Investment

13,385

13,385

—

Total Investments before Written Options

$
301,436

$
192,178

$
109,258

Written Options

$
(912
)

$
(912
)

$
—

Total Investments net of Written Options

$
300,524

$
191,266

$
109,258

There are no Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at December 31, 2016.

See Notes to Financial Statements

THE ZWEIG FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2016

(Reported in thousands except
shares and per share amounts)

Assets:

Investment in securities at value (Identified cost $313,676)

$
301,436

Cash

37

Segregated cash for options

475

Receivables:

Investment securities sold

8,209

Dividends and interest

2,109

Tax reclaims

22

Prepaid expenses

51

Total assets

312,339

Liabilities:

Written options at value (Premiums received $798) (Note 3)

912

Borrowings (Note 8)

81,000

Payables:

Investment securities purchased

1,659

Investment advisory fee

221

Administration fee

17

Directors’ fees and expenses

10

Printing expenses

120

Interest payable on borrowings

44

Professional fees

6

Transfer agent fees and expenses

5

Other accrued expenses

25

Total liabilities

84,019

Net Assets

$
228,320

Capital:

Common stock ($0.10 par value 200,000,000 shares authorized)

$
1,707

Capital paid in on shares of beneficial interest

212,957

Accumulated undistributed net investment income (loss)

1,072

Accumulated undistributed net realized gain (loss)

24,940

Net unrealized appreciation (depreciation) on investments

(12,242
)

Net unrealized appreciation (depreciation) on written options

(114
)

Net Assets

$
228,320

  Net Asset Value Per Share (Net assets/shares outstanding) Shares outstanding –
17,066,804

$
13.38

See Notes to Financial Statements

THE ZWEIG FUND, INC.

STATEMENT OF OPERATIONS

YEAR
ENDED DECEMBER 31, 2016

($ reported in thousands)

Investment Income:

Dividends

$
6,779

Interest

1,726

Foreign taxes withheld

(154
)

Total investment income

8,351

Expenses:

Investment advisory fees

2,518

Administration fees

209

Directors’ fees and expenses

271

Printing fees and expenses

291

Professional fees

530

Transfer agent fees and expenses

121

Custodian fees

90

Miscellaneous

114

Total expenses before dividends expense and interest expense

4,144

Dividends and interest expense on securities sold short and borrowings

705

Total expenses after dividend expense on securities sold short and interest expense

4,849

Less Administration fees waived

(16
)

Earnings credit from custodian

(4
)

Net expenses

4,829

Net investment income

3,522

Net Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investments

36,474

Net realized gain (loss) on foreign currency transactions

(193
)

Net realized gain (loss) on securities sold short

(8,248
)

Net realized gain (loss) on written options

15,117

Net change in unrealized appreciation (depreciation) on investments

(54,067
)

Net change in unrealized appreciation (depreciation) on foreign currency translations

(2
)

Net change in unrealized appreciation (depreciation) on securities sold short

10

Net change in unrealized appreciation (depreciation) on written options

(114
)

Net realized and unrealized gain (loss)

(11,023
)

Net increase (decrease) in net assets resulting from operations

$
(7,501
)

See Notes to Financial Statements

THE ZWEIG FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS

($ reported
in thousands)

Year Ended December 31, 2016

Year Ended December 31, 2015

INCREASE (DECREASE) IN NET ASSETS

Operations

Net investment income

$
3,522

$
2,189

Net realized gain (loss)

43,150

11,178

Net change in unrealized appreciation (depreciation)

(54,173
)

(45,382
)

Net increase (decrease) in net assets resulting from operations

(7,501
)

(32,015
)

Dividends and distributions to shareholders from

Net investment income

(2,445
)

(2,522
)

Net realized long-term gains

(17,061
)

(22,275
)

Total dividends and distributions to shareholders

(19,506
)

(24,797
)

Capital share transactions (Note 7)

Common Shares repurchased

(15
)

(5,497
)

Payments for tendered shares

(41,502
)

—

Net increase (decrease) in net assets derived from capital share transactions

(41,517
)

(5,497
)

Net increase (decrease) in net assets

(68,524
)

(62,309
)

NET ASSETS

Beginning of period

296,844

359,153

End of period

$
228,320

$
296,844

Accumulated undistributed net investment income (loss) at end of period

$
1,072

$
114

Supplemental—Other Information:

Capital share transactions were as follows:

Common Shares outstanding at beginning of period

20,079,893

20,466,093

Common Shares repurchased

(1,300
)

(386,200
)

Common Shares tendered

(3,011,789
)

—

Common Shares outstanding at end of period

17,066,804

20,079,893

See Notes to Financial Statements

THE ZWEIG FUND, INC.

STATEMENT OF CASH FLOWS

FOR
THE YEAR ENDED DECEMBER 31, 2016

($ reported in thousands)

Increase (Decrease) in cash

Cash Flows Provided by (Used for) Operating Activities:

Net increase (decrease) in net assets resulting from operations

$
(7,501
)

  Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided/(used by) operating activities:

Proceeds from sales and paydowns of long-term investments

606,873

(Increase) Decrease in investment securities sold receivable

(8,209
)

Purchases of long-term investments

(604,383
)

Increase (Decrease) in investment securities purchased payable

1,659

Proceeds from securities sold short

102,920

Costs to cover securities sold short

(119,769
)

Net (purchases) or sales of short-term securities

(13,171
)

Net (purchases) or sales in purchased options

(7,041
)

Net purchases or (sales) in written options

15,915

Net change in unrealized (appreciation)/depreciation on long-term investments

54,067

Net change in unrealized (appreciation)/depreciation on securities sold short

(10
)

Net change in unrealized (appreciation)/depreciation on written options

114

Net realized (gains)/loss from sales of long-term investments

(36,474
)

Net realized (gains)/loss from securities sold short

8,248

Net realized (gains)/loss from written options

(15,117
)

Amortization of premium and accretion of discounts on investments

101

Non-Cash adjustment for dividend income return of capital

284

(Increase) Decrease in segregated cash

(475
)

(Increase) Decrease in deposit with prime broker

8,713

(Increase) Decrease in tax reclaims receivable

(22
)

(Increase) Decrease in dividends and interest receivable

(1,967
)

(Increase) Decrease in prepaid expenses

(25
)

Increase (Decrease) in interest payable on securities sold short and borrowings

39

Increase (Decrease) in investment advisory fee payable

2

Increase (Decrease) in transfer agent fees and expenses payable

(8
)

Increase (Decrease) in directors’ fees and expenses payable

(18
)

Increase (Decrease) in professional fees payable

(44
)

Increase (Decrease) in printing expenses payable

94

Increase (Decrease) in other accrued expenses payable

30

Cash provided by (used for) operating activities

(15,175
)

Cash provided by (used for) financing activities:

Cash receipts from borrowings

155,198

Cash payments to reduce borrowings

(74,875
)

Common shares repurchased

(214
)

Payments for tendered shares

(41,502
)

Cash distributions paid to shareholders

(23,967
)

Cash provided by (used for) financing activities:

14,640

Net increase (decrease) in cash

(535
)

Cash:

Beginning of period

572

End of period

$
37

Supplemental cash flow information:

Cash paid during the period for interest payable on securities sold short and borrowings

$
666

See Notes to Financial Statements

THE ZWEIG FUND, INC.

FINANCIAL HIGHLIGHTS

(Selected
data for a share outstanding throughout each period)

Year Ended December 31,

2016

2015

2014

2013

2012(10)

PER SHARE DATA

Net asset value, beginning of period

$
14.78

$
17.55

$
16.94

$
13.89

$
13.48

Income from investment operations

Net investment income (loss)(3)

0.19

0.11

0.11

0.14

0.10

Net realized and unrealized gains (losses)

(0.56
)

(1.70
)

1.49

3.66

1.28

Total from investment operations

(0.37
)

(1.59
)

1.60

3.80

1.38

Dividends and Distributions

Dividends from net investment income

(0.15
)

(0.12
)

(0.11
)

(0.13
)

(0.10
)

Distributions from net realized gains

(0.93
)

(1.10
)

(0.92
)

(0.65
)

(0.33
)

Tax return of capital

—

—

—

(0.10
)

(0.54
)

Total dividend and distributions

(1.08
)

(1.22
)

(1.03
)

(0.88
)

(0.97
)

Fund Share Transactions (Note 7)

Anti-dilutive impact of repurchase plan

—
(8)

0.04

0.04

0.13

—

Anti-dilutive impact of tender offer

0.05

—

—

—

—

Dilutive effect on net asset value as a result of rights offering

—

—

—

—

—

Net asset value, end of period

$
13.38

$
14.78

$
17.55

$
16.94

$
13.89

Market value, end of period(1)

$
12.05

$
13.14

$
15.46

$
14.86

$
12.19

Total investment return(2)

(0.30
)%

(7.33
)%

11.34
%

30.31
%

13.62
%

Total return on net asset value(4)

(1.58
)%

(8.18
)%

10.93
%

30.29
%

11.41
%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)

$
228,320

$
296,844

$
359,153

$
353,176

$
309,124

  Ratio of net expenses to average net assets (after expense waivers, earnings credits and dividend and interest expense)

1.89
%(9)

1.17
%

1.26
%

1.19
%

1.15
%(5)

  Ratio of expenses to average net assets (before expense waivers, earnings credits and after dividend and interest expense)(6)

1.90
%(9)

1.17
%

1.26
%

1.25
%

1.32
%(5)

Ratio of net investment income (loss) to average net assets

1.38
%

0.65
%

0.66
%

0.91
%

0.74
%

Portfolio turnover rate

204
%(8)

98
%

57
%

62
%

82
%

See Notes to Financial Statements

THE ZWEIG FUND, INC.

FINANCIAL HIGHLIGHTS (Continued)

(Selected data for a share outstanding throughout each period)

(1)
Closing Price – New York Stock Exchange.

(2)
Total investment return is calculated assuming a purchase of common shares of the opening on the first day and sale on the closing of the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s Automatic Reinvestment and Cash Purchase Plan. Total investment return is not annualized for periods of less than one year. Brokerage commissions that a shareholder may pay are not reflected. Total return does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the sale of fund shares.

(3)
Computed using average shares outstanding.

(4)
NAV return is calculated using the opening Net Asset Value price of the Fund’s common stock on the first business day and the closing Net Asset Value price of the Fund’s common stock on the last business day of each period reported. Dividends and distributions, if any, are assumed for the purpose of this calculation, to be reinvested at prices obtained under the Fund’s Automatic Reinvestment and Cash Purchase Plan.

(5)
The fund incurred certain non-recurring proxy and reverse stock split costs in 2012. When excluding these costs, the Ratio of expenses to average net assets (after expense waivers) would be 1.06% and the Ratio of expenses to average net assets (before expense waivers) would be 1.23%.

(6)
Ratios of expenses, excluding dividends and interest expense on short sales, interest expense on borrowing, and earnings credits and administration fee waiver for the periods ended December 31, or as otherwise noted are as follows:

Year Ended

2016

2015

2014

2013

2012

1.63
%

1.15
%

1.19
%

1.22
%

1.27
%

(7)
Amount is less than $0.005.

(8)
The increase in portfolio turnover rate is due to a change in the investment adviser and the appointment of two new sub-advisers associated with a strategy change on the fund.

(9)
The Fund incurred certain non-recurring proxy and tender offer costs in 2016. When excluding these costs, the ratio of expenses to average net assets (after expense waivers, earnings credits and dividend and interest expense) would be 1.77%, the ratio of expenses to average net assets (before expense waivers, earnings credits and dividend and interest expense) would be 1.78% and the ratio of net investment income to average net assets would be 1.50%.

(10)
Per share data, including the proportionate impact to market price, has been restate to reflect the effects of a 1-for-4 reverse stock split effective as of the start of trading on the NYSE on June 27, 2012.

See Notes to Financial Statements

THE ZWEIG FUND, INC.

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2016

Note 1. Organization

The Zweig Fund, Inc. (the
“Fund”) is a closed-end, diversified management investment company registered under the Investment Company Act of 1940 (the “Act”). The Fund was incorporated under the laws of the State of Maryland on June 18, 1986. The
Fund’s investment objective is capital appreciation, with income as a secondary objective.

Note 2. Significant Accounting Policies

The significant accounting policies consistently followed by the Fund in the preparation of its financial statements are summarized below and for derivatives, included in Note 3 below. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be significant.

A.
Security Valuation:

Security valuation procedures for the Fund, which include nightly price variance, as well as back-testing items such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Directors of the Fund (the “Board”, or the “Directors”). All
internally fair valued securities are approved by a valuation committee (the “Valuation Committee”) appointed by the Board. The Valuation Committee is comprised of certain members of management as identified to the Board and convenes independently from portfolio management. All internally fair valued securities, referred to below, are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of the model inputs and any changes to the model. Fair valuations are reviewed quarterly by the Board.

The Fund utilizes a fair
value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

• Level 1 –
quoted prices in active markets for identical securities (security types generally include listed equities).

• Level 2 –
prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 –
prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

THE ZWEIG FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2016

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m. Eastern time) that may impact the value of securities traded in these
non-U.S. markets. In such cases the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, exchange-traded-funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities,
including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as
Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the- counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as
Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the
Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B.
Security Transactions and Investment Income:

Security transactions are recorded on the
trade date. Realized gains and losses from sales of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method.

THE ZWEIG FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2016

C.
Income Taxes:

The Fund is treated as a separate taxable entity. It is the Fund’s intention to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The
Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of December 31, 2016, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2013 forward (with limited exceptions).

D.
Dividends and Distributions to Shareholders:

Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

The Fund has a Managed Distribution Plan which currently provides for the Fund to make a quarterly distribution of $0.361 per share. Distributions may represent earnings from net investment income, realized capital gains, or, if necessary, return of capital. Shareholders should not draw any conclusions about the Fund’s investment performance from the terms of the Fund’s Managed
Distribution Plan.

E.
Short Sales:

A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, the Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund’s custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased by, and any realized loss increased by, the amount of transaction costs. On ex-dividend date, dividends on short sales are recorded as an expense to the Fund.

In accordance with the terms of its prime brokerage
agreement, the Fund may receive rebate income or be charged a fee based on borrowed securities which is under interest expense on short sales on the Statement of Operations. Such income or fee is calculated on a daily basis based on the market value of each borrowed security and a variable rate that is dependent upon the availability of such security.

At December 31, 2016, the Fund did not
hold any securities sold short.

F.
Foreign Currency Translation:

Non-U.S. investment securities and other assets and
liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate

THE ZWEIG FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2016

effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Fund does not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

G.
Earnings Credit and Interest

Through arrangements with the Fund’s custodian, the Fund
either receives an earnings credit or interest on agreed upon target un-invested cash balances to reduce the Fund’s custody expenses. The credits are reflected as “Earnings credits from Custodian” and the interest is reflected under
“Interest income” in the Fund’s Statements of Operations for the period, as applicable.

H.
Loan Agreements

The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Loan agreements are generally non-investment grade and often involve borrowers that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. Loan agreements are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement.
When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

The Fund may invest in multiple
series or tranches of a loan, which may have varying terms and carry different associated risks. Loan agreements may involve foreign borrowers, and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

The loan agreements have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR (London Interbank Offered Rate), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a loan agreement is purchased the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty

THE ZWEIG FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2016

fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

At December 31, 2016, all loan agreements held by the Fund were assignment loans.

I.
Expenses

Expenses incurred together by the Fund and other affiliated open- and closed-end funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expense to each fund or an alternative allocation method can be more appropriately used.

In addition to the net annual operating expenses that the Fund bears directly, the shareholders of the Fund indirectly bear the Fund’s pro rata expenses of any underlying open- and closed-end funds in which the Fund invests.

Note 3. Derivative Financial Instruments and Transactions

($ reported in thousands)

Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why the Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect the Fund’s results of operations and financial position. Summarized below is a specific type of derivative instrument used by the Fund.

A.
Options contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. The Fund pursues an option income strategy whereby it purchases and sells out-of-the money puts and calls, creating an options spread designed to generate a consistent level of option cash flow which should result in additional yield. The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. Holdings of the Fund designated to cover outstanding written options are noted in the Schedule of Investments and Securities Sold Short. Purchased options are reported as an asset within “Investment in securities at value”
in the Statement of Assets and Liabilities. Options written are reported as a liability within “Written options outstanding at value”. Changes in value of the purchased option is included in “Net change in unrealized appreciation
(depreciation) on investments” in the Statement of Operations. Changes in value of written options is included in “Net change in unrealized appreciation (depreciation) on written options”. If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in “Net realized gain (loss) on investments” in the
Statement of Operations. Gain or loss on written options is presented separately as “Net realized gain (loss) on written options” in the Statement of Operations.

THE ZWEIG FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2016

The risk in writing covered put options is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are normally subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value. However, the Fund may limit its risk of loss when writing an option by purchasing an option similar to the one that is sold, except for the fact it is further “out of the money”.

The Fund invested in derivative instruments during the fiscal period in the form of writing put/call options and buying put/call options on the
S&P 500® Index. The primary risk associated with these derivative instruments is equity risk.

The Fund had transactions in written options for the period ended December 31, 2016, as follows:

Calls

Puts

Number of Contracts

Premiums Received

Number of Contracts

Premiums Received

Written Options outstanding at December 31, 2015

—

$
—

—

$
—

Options written

43,399

2,295

43,399

14,462

Options closed

(34,949
)

(1,861
)

(33,368
)

(11,353
)

Options expired

(5,973
)

(236
)

(7,554
)

(2,509
)

Options exercised

—

—

—

—

Written Options outstanding at December 31, 2016

2,477

$
198

2,477

$
600

The following is a summary of the Fund’s options contracts as presented in the Statement of Assets and
Liabilities at December 31, 2016:

Assets: Purchased options at value

$
373
(1)

Liabilities: Written options at value

(912
)

Net asset (liability) balance

$
(539
)

The following is a summary of the Fund’s options contracts as presented in the Statement of Operations at
December 31, 2016.

Net realized gain (loss) on purchased options. .

$
(6,721
)(2)

Net realized gain (loss) on written options

15,117

Net change in unrealized appreciation (depreciation) on purchased options

53
(3)

Net change in unrealized appreciation (depreciation) on written options

(114
)

Total realized and unrealized gain (loss) on purchased and written options

$
8,335

(1) Amount included in Investment in securities at value.

(2) Amount included in Net realized gain (loss) on investments.

(3) Amount included in Net change in unrealized appreciation (depreciation) on investments.

THE ZWEIG FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2016

For the period ended December 31, 2016, the average daily premiums paid by the Fund for purchased options were $306 (reported in thousands) and the average daily premiums received by the Fund for written options were $726 (reported in thousands).

Note 4. Investment Advisory Fees and Other Transactions
with Affiliates

($ reported in thousands)

A.
Investment Advisory Fee:

Effective September 7, 2016, Virtus Investment Advisers, Inc. (the
“Adviser”), an indirect wholly owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”) was appointed by the Board as the adviser of the Fund. The Adviser manages the Fund’s investment program and general operations of the Fund including oversight of the Fund’s subadvisers. For the period of January 1, 2016 through September 6, 2016, Zweig Advisers LLC, an indirect wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), was the
adviser (the “Adviser”) to the Fund.

The Investment Advisory Agreement (the “Agreement”) between the Adviser and the Fund provides that, subject to the direction of the Board of Directors of the Fund and the applicable provisions of the Act, the Adviser is responsible for the management of the Fund’s portfolio. The responsibility for making decisions to buy, sell, or hold a particular investment rests with the Adviser, subject to review by the Board of Directors and the applicable provisions of the Act. For the services provided by the Adviser under the Agreement, the Fund pays the Adviser a monthly fee equal, on an annual basis, of 0.85% of the Fund’s average daily managed assets. The Fund’s “managed assets” are equal to the total assets of the Fund minus the sum of all accrued liabilities of the Fund (other than the aggregate amount of any outstanding borrowings or other indebtedness, entered into for the purpose of creating financial leverage).

B.
Subadvisers

Effective September 7, 2016, Duff & Phelps Investment Management
Co.(“DPIM”), an indirect wholly owned subsidiary of Virtus, was appointed as subadviser of the equity portion of the Fund’s portfolio and Newfleet Asset Management LLC (“Newfleet”), an indirect wholly owned subsidiary of
Virtus, was appointed as subadviser of the fixed income portion and the options overlay strategy of the Fund’s portfolio. The subadvisers manage the investments of the Fund for which they are paid a fee by the Adviser.

C.
Administration Services:

Virtus Fund Services, LLC, an indirect wholly-owned subsidiary of Virtus, serves as administrator to the Fund. For the services provided by the administrator under the Administration Agreement, the Fund pays the administrator a monthly asset-based fee calculated on the Fund’s average daily managed assets. On December 1, 2016, the Board of the Fund approved an amendment to the
Administration Agreement, pursuant to which the fee paid by the Fund increased effective December 2, 2016.

In addition, the Board approved a
new Sub-Administration and Accounting Services Agreement, whereby the Fund will pay a monthly asset-based fee calculated on the Fund’s average daily managed assets. Previously, the sub-administration fee was paid directly by Virtus Fund
Services.

Virtus Fund Services has contractually committed, for a period of two years from December 2, 2016 to waive receipt of a portion of its fee, to offset the fee increases to

THE ZWEIG FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2016

the Fund. The waiver is calculated on the Fund’s average daily managed assets and is paid monthly. The administration fee, sub-administration fees and administration fee waiver are all reported in the Statement of Operations.

D.
Directors Fee:

For the period ended December 31, 2016, the Fund incurred director fees totaling $241, which are included in the Statement of Operations.

Note 5. Purchases and Sales of Securities

($ reported in thousands)

Purchases and sales of securities (excluding U.S. Government and agency securities and short-term investments) for the period ended December 31,
2016, were as follows:

Purchases

Sales

$
571,340

$
590,736

The purchases and sales of long-term U.S. Government and agency securities for the period ended December 31,
2016 were as follows:

Purchases

Sales

$
33,043

$
16,137

Note 6. Indemnifications

Under the Fund’s organizational documents and related agreements, its directors and officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide a variety of indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these arrangements and expects the risk of loss to be remote.

Note 7. Capital Stock and Reinvestment Plan; Repurchase Program; Dividend Distributions; Tender Offers

At December 31, 2016, the Fund had one class of common stock, par value $0.10 per share, of which 200,000,000 shares are authorized and 17,066,804 shares are outstanding.

Registered shareholders may elect to have all distributions paid by check mailed directly to the shareholder by
Computershare as dividend paying agent. Pursuant to the Automatic Reinvestment and Cash Purchase Plan (the “Plan”), shareholders not making such election will have all such amounts automatically reinvested by Computershare, as the Plan agent, in whole or fractional shares of the Fund, as the case may be. During the periods ended December 31, 2016 and December 31, 2015, there were no shares issued pursuant to the Plan.

Pursuant to the Board approved stock repurchase program, the Fund may repurchase up to 20% of its outstanding shares in the open market at a discount to NAV. The Fund started its buyback of shares on April 13, 2012. From January 1, 2016 through December 31, 2016, the Fund repurchased 1,300 shares at an average price of $11.72. The average discount to NAV at which repurchases were executed during this period was 13.51%. From January 1, 2015 through December 31, 2015, the Fund repurchased 386,200 shares at an average price of $14.21. The average discount to NAV at which repurchases were executed during this period was 12.51%.

THE ZWEIG FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2016

On April 29, 2016, the Fund announced the commencement of a 15% tender offer (3,011,789 shares) at a price equal to 98% of the Fund’s net asset value per share on the expiration date of the offer. The tender offer expired on May 26, 2016, at which time the offer was oversubscribed. The Fund purchased the maximum number of shares covered by the offer price of $13.78 per share, which represented a price equal to 98 percent of the net asset value per share as of the close of trading on the New York Stock Exchange on May 26, 2016. As a result of the tender offer, $41,502 (reported in thousands) was distributed to shareholders and there was an accretion of $0.05 to the net asset value per share of all the outstanding shares after the close of the tender offer.

On November 25, 2016, the Fund announced the commencement of a 5% tender offer (853,340 shares) at a price equal to 98% of the Fund’s net asset value per share on the expiration date of the offer. The tender offer expired on December 23, 2016. The Fund purchased the maximum number of shares covered by the offer price of $13.1418 per share, which represented a price equal to 98% of the net asset value per share as of the close of trading on the New York Stock Exchange on December 23, 2016. As a result of the tender offer, payment was made on January 5, 2017, at which time 853,340 shares outstanding were retired.

On December 2, 2016, the Fund announced a distribution of $1.361 per share to shareholders of record on December 29, 2016. This distribution had an ex-dividend date of January 5, 2017, and was paid on January 10, 2017.

On January 3, 2017, the Fund announced a supplemental distribution of
$1.00 per share of long term capital gains to shareholders of record on December 29, 2016. This distribution had an ex-dividend date of January 5, 2017, and was paid on January 10, 2017.

Note 8. Borrowings

($ reported in thousands)

The Fund employed leverage in the form of borrowing on margin and/or using proceeds from shorts, which allowed the Fund to use its long positions as collateral, in order to purchase additional securities. Borrowing on margin and/or using proceeds from shorts were secured by assets of the Fund that were held with the Fund’s custodian in a separate account. The Fund was permitted to borrow up to 33.33% of its total assets.

As of December 27, 2016, the Fund no longer utilizes borrowing on margin.

On December 23, 2016, the Fund entered into a Credit Agreement (the “Agreement”) with a commercial bank (the “Bank”) that allows the Fund to borrow cash from the Bank, up to a limit of $105,000,000 (“Commitment Amount”). Borrowings under the Agreement are collateralized by investments of the Fund. The Agreement results in the Fund being subject to certain covenants including asset coverage and portfolio composition (among others). If the Fund fails to meet or maintain certain covenants as required under the Agreement, the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the Agreement, necessitating the sale of securities at potentially inopportune times. Interest is charged at LIBOR (London Interbank Offered Rate) plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance, if less than 75% of the Commitment Amount is outstanding as a loan to the Fund. There were no commitment fees paid or accrued for the year ended December 31, 2016. The Agreement has a term of 364 days and is renewable by the Fund with the Bank’s consent and approval of the Board. The Agreement can also be converted to a 179 day fixed term

THE ZWEIG FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2016

facility, one time at the Fund’s option. The Bank has the ability to require repayment of outstanding borrowings under the Agreement upon certain circumstances such as an event of default.

For the year ended December 31, 2016, the average daily borrowings under the Agreement and the weighted daily average interest rate were $47,119 and 0.98%, respectively. At December 31, 2016, the amount of such outstanding borrowings was as follows:

Outstanding Borrowings

Interest Rate

$
81,000

1.610
%

Note 9. Credit Risk and Asset Concentrations

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.

The Fund may invest a high percentage of its assets in specific sectors of the market in the pursuit of its investment objective. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

Note 10. Regulatory Matters and Litigation

From
time to time, the Adviser, DPIM, Newfleet and/or their respective affiliates and/or subadvisers may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the Securities and
Exchange Commission (“SEC”), involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Fund’s investment adviser believes that the outcomes of such matters are not likely, either individually or in the aggregate, to be material to these financial statements.

Note 11. Federal Income Tax Information

($
reported in thousands)

At December 31, 2016, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:

Federal Tax Cost

Unrealized Appreciation

Unrealized Depreciation

Net Unrealized Appreciation (Depreciation)

Investments

$
313,836

$
2,995

$
(15,395
)

$
(12,400
)

Written Options

(912
)

—

—

—

Capital losses realized after October 31 and certain late year ordinary losses may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended December 31, 2016, the Fund deferred post-October capital loss of $0, and qualified late year ordinary loss of $0 and recognized post-October capital loss of $573 and qualified late year ordinary loss of $0.

THE ZWEIG FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2016

The components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation) which are disclosed in the table above)
consist of undistributed ordinary income of $300 and undistributed long-term capital gains of $2,530.

The differences between the book and tax
basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes These differences may include the treatment of non-taxable dividends, foreign currency gain or loss, derivatives, passive foreign investment companies, partnerships, operating losses and losses deferred due to wash sales and other differences. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

Short-term gain distributions reported in the Statements of Changes in
Net Assets, if any, are reported as ordinary income for federal tax purposes. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

The tax character of dividends and distributions paid during the years ended December 31, 2016 and 2015 was as follows:

Year Ended

2016

2015

Ordinary income

$
3,217

$
2,001

Long-term capital gains

39,516

17,413

Total

$
42,733

$
19,414

The difference between the distributions reported on the Statement of Changes and this table is due to distributions that are declared in the current fiscal year and paid in the following fiscal year that qualify to be treated, for tax purposes, as paid in the year the distribution was declared.

For financial reporting purposes, book basis capital accounts are adjusted to reflect the tax character of permanent book/tax differences. The reclassifications have no impact on the net assets or net asset value of the Fund. As of December 31, 2016, the Fund recorded reclassifications to increase (decrease) the accounts as listed below:

Capital Paid in on Shares of Beneficial Interest

Undistributed Net Investment Income (Loss)

Accumulated Net Realized Gain (Loss)

$
—
(1)

$
(119
)

$
119

(1)
Amount is less than $500.

Note 12. New Accounting Pronouncement

On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to
Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompany notes.

THE ZWEIG FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2016

Note 13. Subsequent Events

Management has
evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there the following subsequent events that requires recognition or disclosure in these financial statements.

At a Special Shareholder Meeting on January 31, 2017 shareholders approved the following: an investment advisory agreement between the Fund and Virtus Investment Advisers, Inc. (“VIA”); subadvisory agreements between VIA and each of Duff & Phelps Investment Management Co. and Newfleet Asset Management, LLC.; and the election of William R. Moyer as a Class I director for a three-year term or until a successor has been duly elected and qualified.

On February 6, 2017, the Fund announced a proposed reorganization of
Virtus Total Return Fund (DCA) into the Fund. Subject to shareholder approval by each Fund’s shareholders at a shareholder meeting scheduled for March 7, 2017, DCA will merge into the Fund on or about March 27, 2017. Contemporaneous with the proposed merger, the Fund will change its name to “Virtus Total Return Fund Inc.” and retain the “ZF” ticker symbol. The legal survivor of the proposed reorganization will be the Fund, while the accounting survivor will be DCA.

Report of Independent Registered Public

Accounting Firm

To the Board of Directors

and Shareholders of

The Zweig Fund, Inc.:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations, of changes in net assets, and of cash flows and the financial highlights present fairly, in all material respects, the financial position of The Zweig Fund, Inc. (the “Fund”) at December 31, 2016, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at
December 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 23, 2017

THE ZWEIG FUND, INC.

TAX INFORMATION

DECEMBER 31,
2016

(Unaudited)

For the
fiscal year ended December 31, 2016, the Fund makes the following disclosures for federal income tax purposes. Below is listed the percentage, or the maximum amount allowable, of its ordinary income dividends (“QDI”) to qualify for the lower tax rates applicable to individual shareholders, and the percentage of ordinary income dividends earned by the Fund which qualifies for the dividends received deduction (“DRD”) for corporate shareholders. The actual percentage of QDI and DRD for the calendar year will be designated in year-end tax statements. The Fund designates the amount below, as long-term capital gains dividends (“LTCG”) subject to the 20% rate, or lower depending on the shareholders income ($
reported in thousands). LTCG or if subsequently different, will be designated in the next annual report.

QDI

DRD

LTCG

100%

100%

$42,046

KEY INFORMATION

Shareholder Relations: 1-866-270-7788

For general
information and literature, as well as updates on net asset value, share price, major industry groups and other key information.

REINVESTMENT PLAN

Many of you
have questions about our reinvestment plan. We urge shareholders who want to take advantage of this plan and whose shares are held in “Street Name,” to consult your broker as soon as possible to determine if you must change registration into your own name to participate.

REPURCHASE OF SECURITIES

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may from time to time purchase its shares of common stock in the open market when Fund shares are trading at a discount from their net asset value.

PROXY VOTING INFORMATION
(FORM N-PX)

The Adviser, DPIM and Newfleet vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Fund’s Board of Directors. You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-866-270-7788. This information is also available through the SEC’s website at http://www.sec.gov.

FORM N-Q INFORMATION

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s
Public Reference Room. Information on the operation of the SEC’s Public Reference Room can be obtained by calling toll-free
1-800-SEC-0330.

CERTIFICATION (Unaudited)

The
Fund’s Chief Executive Officer (“CEO”) will file the required annual CEO certification regarding compliance with the NYSE’s listing standards no more than 30 days after the Fund’s annual shareholder meeting. The Fund has included the certifications of the Fund’s CEO and Principal Financial Officer required by Section 302 of the Sarbanes-Oxley Act in the Fund’s Form N-CSR filed with the SEC for the period of this report.

BOARD CONSIDERATIONS IN APPROVING THE PROPOSED AGREEMENTS

At an in-person meeting held on September 20,
2016, the Board of Directors of the Fund, including a majority of the Independent Directors, considered: (1) a new advisory agreement between the Fund and Virtus Investment Advisers, Inc. (“VIA”); (2) a new sub-advisory agreement between VIA and Duff & Phelps Investment Management Co. (“DPIM”); and (3) a new sub-advisory agreement between VIA and Newfleet
Asset Management, LLC (“Newfleet”) (all three agreements together, “Proposed Agreements”) and voted to approve and recommend them to shareholders for their approval.

In connection with its consideration of the Proposed Agreements, the Board requested and evaluated information provided by VIA, DPIM and Newfleet, which, in the
Board’s view, constituted information necessary for the Board to form a judgment as to whether the approval of each of the Proposed Agreements would be in the best interests of the Fund and its shareholders. The Board noted the affiliation of
DPIM and Newfleet with VIA, and potential conflicts of interest therein.

The Independent Directors were advised separately by independent legal counsel throughout the process. In approving and recommending to shareholders the Proposed Agreements, the Board considered all factors that it considered relevant, including the specific factors described below. The Board did not identify any one factor as all-important or controlling, and each Director attributed different weights to the various factors. The Board also discussed the Proposed Agreements in executive sessions with its independent legal counsel at which no representatives of VIA, DPIM and Newfleet were present.

Nature, Extent and Quality of the Services to be Provided

The Directors considered various data and information regarding the nature, extent and quality of the services to be provided under the Proposed Agreements, including responses by VIA, DPIM and Newfleet to detailed requests submitted by independent legal counsel to the Independent Directors on their behalf. The Directors also received in-person presentations by senior management of VIA, DPIM and Newfleet. The responses to the information requests and presentations included, among other things, information about the: background, experience and investment philosophy of senior management and investment personnel who would be responsible for managing the Fund; resources, operations and compliance structure of VIA, DPIM and Newfleet; and investment process, investment strategies, personnel, and overall performance of VIA, DPIM and Newfleet.

With respect to the Proposed Advisory Agreement, the Board considered VIA’s process for supervising and managing DPIM and Newfleet, including, among other things: (i) VIA’s ability to select and oversee sub-investment advisers; (ii) VIA’s ability to provide the services and oversight necessary to monitor sub-investment advisers’ compliance with the Fund’s investment objectives, policies and restrictions; and (iii) VIA’s ability and willingness to identify instances in which a sub-investment adviser should be terminated or replaced, and to effect such change. The Directors also considered: (i) the experience and capability of VIA’s management and other personnel; (ii) the quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (iii) VIA’s supervision and oversight of the Fund’s other service providers; and (iv) VIA’s risk management processes.

With respect to the Proposed Sub-Advisory Agreements, the Board considered the portfolio management services proposed to be provided by DPIM and Newfleet, and in connection therewith received a presentation from each of DPIM and Newfleet detailing, among other things: (i) the scope of their operations; (ii) their portfolio management capabilities;
(iii) the breadth and depth of their management, investment and research personnel; and (iv) the various

BOARD CONSIDERATIONS IN APPROVING THE PROPOSED AGREEMENTS (Continued)

support services that they would provide to the Fund. The Board considered the investment management process and strategies to be employed by DPIM and Newfleet with respect to the equity and fixed-income portions, respectively, of the Fund’s portfolio, and the experience and capability of DPIM’s and Newfleet’s management and other personnel to be committed to the Fund. The Directors also considered: (i) the quality of DPIM’s and Newfleet’s regulatory and compliance policies, procedures and systems; and (ii) DPIM’s and Newfleet’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account DPIM’s and Newfleet’s risk assessment and monitoring processes, and regulatory history.

Performance, Fees and Expenses of the Fund and Comparisons to Other Clients

The Board noted that VIA, DPIM and Newfleet were not yet providing services to the Fund and, therefore, there were limitations on the Directors’ ability to evaluate their performance in managing the Fund.

The Board discussed with representatives of VIA, DPIM and Newfleet the portfolio management team and the investment strategies to be employed in the management of the Fund’s assets. The Directors generally noted the reputation and experience of VIA, DPIM and Newfleet, and discussed the performance of the proposed portfolio management team in managing other similar accounts and funds. The Directors concluded that, while recognizing that past investment performance may not be indicative of future returns, there was reason to believe that the appointment of the new portfolio management team would be in the best interests of the Fund and its shareholders.

The Directors noted that the contractual advisory fee rate under the Proposed Advisory
Agreement will be identical to the fee rate payable under the Existing Advisory Agreement and Interim Advisory Agreement. The Fund will continue to pay a monthly investment advisory fee computed at the annual rate of 0.85% of the Fund’s average daily managed assets, and VIA will compensate directly each of DPIM and Newfleet out of the advisory fee paid by the Fund to VIA. For these purposes, the term “managed assets” of the Fund on any day is defined as the value of the total assets of the Fund minus the sum of all accrued liabilities of the Fund (other than the aggregate amount of any outstanding borrowings or other indebtedness constituting leverage).

The Directors also considered the proposed fees that VIA would pay to DPIM and Newfleet, and determined that the proposed fees appeared to be reasonable in light of the proposed allocation of responsibilities between VIA and each of DPIM and Newfleet. The Directors also considered the fee rates payable by accounts and funds managed by DPIM and Newfleet.

Additionally, the Board considered the proposed contractual advisory fee rate and the Fund’s expense ratio relative to that of its performance group and performance universe as selected by Management Practice Inc., an independent consulting firm, at the request of the Independent Directors, and as included in reports prepared by Broadridge Financial Solutions, Inc., an independent provider of investment company data. The Board noted that the proposed contractual advisory fee rate at common asset levels was below the Expense Group median, and that the Fund’s actual total expenses were below the Expense Group and Universe averages.

The Board noted that the Fund’s expenses were not expected to increase in the short-term as a result of the retention of VIA, DPIM and Newfleet.

BOARD CONSIDERATIONS IN APPROVING THE PROPOSED AGREEMENTS (Continued)

Profitability

The Directors noted the pro forma nature of the profitability information presented at the meeting, and that it was not possible to predict with certainty how
VIA’s profitability actually would be affected by becoming the investment adviser of the Fund. The Directors, however, acknowledged that VIA’s projected profitability was within a range that they considered reasonable and appropriate.

In considering the profitability of DPIM and Newfleet in connection with their relationship to the Fund, the Board noted that the fees payable under the Proposed
Sub-Advisory Agreements will be paid by VIA, and not by the Fund. In considering the reasonableness of the fees payable by VIA to each of DPIM and Newfleet, the Board noted that, because DPIM and Newfleet are affiliates of VIA, their profitability might be directly or indirectly shared by VIA and, therefore, the Board considered profitability of VIA and each of DPIM and Newfleet together. For these reasons, the Board concluded that the profitability to each of DPIM and Newfleet was not a material factor in approval of the Proposed Sub-Advisory Agreements.

The
Non-Interested Directors also noted that they would have opportunities to review the profitability of VIA, DPIM and Newfleet in the future, based on actual results. Additionally, the Directors received and considered information about the financial viability of VIA, DPIM and Newfleet, and were satisfied that they have adequate resources to perform the services required under the Proposed Agreements.

Economies of Scale

The Directors considered the extent to which
economies of scale would be realized as the Fund grows, and whether the proposed fee levels reflect these economies of scale for the benefit of Fund investors. The Board noted that economies of scale may develop for certain funds as their assets increase and their fixed fund-level expenses decline as a percentage of assets, but that closed-end funds such as the Fund typically do not have the ability to increase substantially their asset base as do open-end funds.

The Directors discussed whether the proposed advisory fee rate is reasonable in relation to the asset size of the Fund, and whether any economies of scale exist at that size. The Directors concluded that, given the Fund’s closed-end structure, the Fund’s proposed advisory and subadvisory fee structure was reasonable in relation to the asset size of the Fund. At the same time, the Directors agreed that it would be appropriate to monitor this matter in the event that the assets of the Fund were to increase substantially via a secondary or rights offering, capital appreciation, reinvested dividends, the use of leverage or some other means.

Other Benefits of the Proposed Relationship

The Directors considered information regarding potential “fall-out” or ancillary benefits that VIA, DPIM and
Newfleet, and their respective affiliates, would receive as a result of their relationship with the Fund. The Board noted that an affiliate of VIA serves as the Fund’s administrator and that separately a new administrative agreement had been approved that increased the administrative fee (also noting that contemporaneously a contractual administration fee waiver agreement was also approved to ensure that the total administrative fees paid by the Fund do not exceed the rate previously paid by the Fund for a period of two years following the start of the new administration agreement). The Board noted management’s discussion of the fact that, while DPIM and Newfleet are affiliates of VIA, there are no other direct benefits received by DPIM or Newfleet in providing investment advisory services to the Fund, other than the fees to be earned under the Proposed Sub-Advisory Agreements.

BOARD CONSIDERATIONS IN APPROVING THE PROPOSED AGREEMENTS (Continued)

The Directors concluded that potential
“fall-out” benefits that VIA, DPIM and Newfleet may receive, such as greater name recognition or increased ability to obtain research or brokerage services, as applicable, appear to be reasonable and may, in some cases, benefit the Fund.

Conclusion

After
considering all factors that it considered relevant, the Board, including a majority of the Independent Directors, approved each of the Proposed Agreements as in the best interests of the Fund and its shareholders.

FUND MANAGEMENT

Information pertaining to the Directors and officers of The Zweig Fund, Inc. as of December 31, 2016 is set forth below. The address of each individual, unless otherwise noted, is c/o The Zweig Fund, Inc., 100 Pearl Street, Hartford, CT 06103.

DISINTERESTED DIRECTORS*

 Name, Year of Birth (YOB) and Position(s) with the Funds
Number of Portfolios in Fund Complex Overseen by Director

Principal
Occupation(s) During Past 5 Years and Other Directorships Held by Director

  Philip R. McLoughlin
 YOB: 1946   Elected: 2016
Chairman 74 Portfolios

Retired. Director and Chairman (since 2016), The Zweig Fund, Inc. and Virtus Global Dividend &
Income Fund Inc,; Trustee and Chairman (since 2013). Virtus Alternative Solutions Trust (4 portfolios); Trustee/Director and Chairman (since 2011), Virtus Closed-End Funds (3 funds); Chairman and Trustee (since 2003), Virtus Variable Insurance Trust
(9 portfolios); Director (since 1995), closed-end funds managed by Duff & Phelps Investment Management Co. (4 funds); Director (since 1991) and Chairman (since 2010), Lazard World Trust Fund (closed-end investment firm in Luxembourg); and
Trustee (since 1989) and Chairman (since 2002). Virtus Mutual Fund Complex (52 portfolios).

  James M. Oates
 YOB: 1946   Elected: 2016
70 Portfolios

Managing Director (since 1994), Wydown Group (consulting firm), Director (since 2016), The Zweig
Fund, Inc. and Virtus Global Dividend & Income Fund Inc.; Trustee (since 2016), Virtus Variable Insurance Trust (9 Portfolios); Trustee/ Director (since 2013). Virtus Closed-End Funds (3 funds); Trustee (since 2013), Virtus Alternative Solutions
Trust (4 Portfolios); Chairman and Trustee (since 2005), John Hancock Fund Complex (228 portfolios); Director (2002 to 2014), New Hampshire Trust Company; Chairman (since 2000), Emerson Investment Management, Inc.; Non-Executive Chairman (2000 to
2014), Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services); Chairman and Director (1999 to 2014), Connecticut River Bank; Director (since 1996), Stifel Financial; and Trustee (since 1987), Virtus Mutual Fund Complex
(52 portfolios).

  James B. Rogers, Jr.
 YOB: 1942   Elected: 1986
5 Portfolios

Director (since 1986), The Zweig Fund, Inc, and Virtus Global Dividend & Income Fund Inc.;
Trustee/Director (since 2016), Virtus Closed-End funds (3 funds); Non-Executive Director (since 2016), Crusader Resources limited; Director, First China Financial Network Holdings Limited (since 2014);
Director, Phos Agro (since 2014); Director, Spanish Mountain Gold Limited (since 2014); Director, Genagro Services, Ltd. (since 2011); Director, FAB Universal Corp. (2013-2014); Chairman, Beeland Interests
(Media and Investments) (since 1980);

  R. Keith Walton
 YOB: 1964   Elected: 2004
5 Portfolios

Trustee/Director (since 2016), Virtus Closed-End Funds (3 funds); Director (since 2004), The Zweig
Fund, Inc.; Director (since 2013), Virtus Global Dividend & Income Fund Inc.; Director, Blue Crest Capital Management, LLC Funds (since 2006), Vice President, Strategy, Arizona State University (since 2013); Vice President, Global Government
& Affairs, Alcoa (2011-2013).

  Brian T. Zino
 YOB: 1952   Elected: 2014
4 Portfolios

Retired President of J&W Seligman Co. Inc. (1994-2008);
Trustee (since 2016), Virtus Global Multi-Sector Income Fund; Director (since 2016), Duff & Phelps Select Energy MLP Fund Inc.; Advisory Board Member (since 2016), Virtus Total Return Fund; Director (since 2014), The Zweig Fund, Inc. and Virtus
Global Dividend & Income Fund Inc.; Trustee of Bentley University (Since 2011), Director of J&W Seligman Co. Inc. (1986-2008), Director of Union Data Service Center (1987-2008), Director of Seligman Family of Mutual Funds (1986-2008),
Director of Tri Continental Corp (1998-2008), Director of ICI Mutual Ins Co (1998-2009), Member of the Board of Governors of ICI (1998-2008).

*
Each Director is elected for a term lasting at least three years or until his successor is duly elected and qualified.

FUND MANAGEMENT (Continued)

INTERESTED DIRECTOR**

 Name, Year of Birth (YOB) and Position(s) with the Funds
Number of Portfolios in Fund Complex Overseen by Director

Principal
Occupation(s) During Past 5 Years and Other Directorships Held by Director

  George R. Aylward**
 YOB: 1964   Director and President
Elected: 2006 71 Portfolios

Director, President and Chief Executive Officer (since 2008), Virtus Investment Partners, Inc.
and/or certain of its subsidiaries; various senior officer positions with Virtus affiliates (since 2005); Chairman and Trustee (since 2015), Virtus ETF Trust II (1 fund); Trustee and President (since 2013), Virtus Alternative Solutions Trust (4 portfolios); Director (since 2013), Virtus Global Funds, PLC (2 portfolios); Trustee (since 2012) and President (since 2010), Virtus Variable Insurance Trust (9 portfolios); Trustee and President (since 2011), Virtus Closed-End Funds
(3 funds); Trustee (since 2006), Virtus Mutual Funds (52 portfolios); and Director, President and Chief Executive Officer (since 2006), The Zweig Fund, Inc. and Virtus Global Dividend & Income Fund
Inc.

**
Mr. Aylward is an “interested person” as defined in the 1940 Act by reason of his position as President and Chief Executive Officer of Virtus Investment Partners, Inc. (“Virtus”), the ultimate parent of the Adviser, and various positions with its affiliates, including the Adviser.

ADVISORY BOARD MEMBERS***

 Name, Year of Birth (YOB) and Position(s) with the Funds
Number of Portfolios in Fund Complex Overseen by Director

Principal
Occupation(s) During Past 5 Years and Other Directorships Held by Director

  William R. Moyer
 YOB: 1944   Appointed: 2016‡
5 Portfolios

Financial and Operations Principal (since 2006), Newcastle Distributions LLC (broker dealer):
Partner (2006 to 2012). CrossPond Partners, LLC (strategy consulting firm); Director and Treasurer. CT Invention Convention (since 1986); and former Chief Financial Officer, Phoenix Investment Partners. Director (since 2016), Virtus Global Dividend
& Income Fund Inc.; Advisory Board Member (since 2016), The Zweig Fund, Inc.; Trustee (2013 to 2016), Virtus Alternative Solutions Trust; Trustee/Director (since 2011), Virtus Closed-End Funds (3 Funds).

  William H. Wright II
 YOB: 1960   Appointed: 2016
5 Portfolios

Director (since 1999) and Chairman (since 2010), Josiah Macy Foundation; Director of Mount Sinai
Health Systems (since 1999); Retired Managing Director of Morgan Stanley (1982-2010); Member of Yale University Council (2001-2012); Chairman of the Board of Yale Alumni Fund (2004-2006).

***
The Advisory Board members were appointed for a term of 3 years.

‡
Shareholders of the fund approved the election of William R. Moyer as a Class I Director at a special meeting held on January 31, 2017.

FUND MANAGEMENT (Continued)

OFFICERS WHO ARE NOT
DIRECTORS‡‡

Name, Year of
Birth (YOB) and Position(s)

Principal Occupation(s) During Past 5 Years
and Other Directorships Held

  Nancy J. Engberg
YOB: 1956 Vice President and Chief Compliance Officer

Vice President (since 2008) and Chief Compliance
Officer (2008-2011 and since 2016), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various officer positions (since 2003) with Virtus affiliates; Vice President and Chief Compliance Officer (since 2011), Virtus Mutual Fund
Complex; Vice President (since 2010), and Chief Compliance Officer (since 2011), Virtus Variable Insurance Trust; Vice President and Chief Compliance Officer (since 2011), Virtus Closed-End Funds; Vice President and Chief Compliance Officer (since
2012), The Zweig Fund, Inc. and Virtus Global Dividend & Income Fund Inc.; Vice President and Chief Compliance Officer (since 2013), Virtus Alternative Solutions Trust; Chief Compliance Officer (since 2015), ETFis Series Trust I; and Chief
Compliance Officer (since 2015), Virtus ETF Trust II.

  William Renahan
YOB: 1969 Vice President, Chief Legal Officer and Secretary

Senior Legal Counsel and Vice President, Virtus Investment Partners, Inc. since 2012;
Vice President, Chief Legal Officer, Counsel and Secretary, Virtus Global Multi-Sector Income Fund and Virtus Total Return Fund, since 2012, and Vice President and Assistant Secretary, Duff & Phelps Global Utility Income Fund Inc., since
2012; Managing Director, Legg Mason, Inc. and predecessor firms 1999- June 2012.

  W. Patrick Bradley
YOB: 1972 Treasurer, Chief Financial Officer

Executive Vice President, Fund Services (since 2016), Senior Vice President, Fund Services (since
2010-2016), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various officer positions (since 2006) with Virtus affiliates; Executive Vice President (since 2016), Senior Vice President (since 2013-2016), Vice President
(2011-2013), Chief Financial Officer and Treasurer (since 2006), Virtus Mutual Funds; Executive Vice President (since 2016), Senior Vice President (2013-2016), Vice President (2011-2013), Chief Financial
Officer and Treasurer (since 2004), Virtus Variable Insurance Trust; Executive Vice President (since 2016), Senior Vice President (since 2013-2016), Vice President (2011-2013), Chief Financial Officer and Treasurer (since 2011), Virtus Closed-End
Funds; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Chief Financial Officer and Treasurer (since 2013), Virtus Alternative Solutions Trust; Executive Vice President (since 2016), Senior Vice President (since
2013-2016), Vice President (2012-2013) and Treasurer (Chief Financial Officer) (since 2007), The Zweig Fund, Inc. and Virtus Global Dividend & Income Fund Inc.Closed-End Funds; Vice President and Assistant Treasurer (since 2011), Duff &
Phelps Global Utility Income Fund Inc.; and Director (since 2013), Virtus Global Funds, PLC.

  Jacqueline Porter
YOB: 1958 Vice President and Assistant Treasurer

Vice President, Fund Administration and Tax, Virtus Investment Partners (since 2008); Phoenix Equity
Planning Corporation (1995-2008); Vice President and Assistant Treasurer, multiple funds in the Virtus Mutual Fund Complex and Virtus Variable Insurance Trust (formerly Phoenix Edge Series Fund) (since 1995).

‡‡
The Term of each Officer expires immediately following the 2017 Annual Meeting of Shareholders. Each Board considers reappointments annually.

Automatic Reinvestment and Cash Purchase Plan

The Zweig Fund, Inc. (the “Fund”) allows you to conveniently reinvest distributions quarterly in additional Fund shares thereby enabling you to compound your returns from the Fund. By choosing to reinvest, you’ll be able to invest money regularly and automatically, and watch your investment grow.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

Enrollment in the Reinvestment Plan

It is
the policy of the Fund to automatically reinvest distributions payable to shareholders. A “registered” shareholder automatically becomes a participant in the Fund’s Automatic Dividend Reinvestment and Cash Purchase Plan. (the
“Plan”). The Plan authorizes the Fund to credit all shares of common stock to participants upon a distribution regardless of whether the shares are trading at a discount or premium to the net asset value. Registered shareholders may terminate their participation and receive distributions in cash by contacting Computershare Trust Company, N.A. (the “Plan Administrator”). The termination will become effective with the next distribution if the Plan Administrator is notified at least 7 business days prior to the distribution payment date. Registered shareholders that wish to change their distribution option from cash payment to reinvest may do so by contacting the Plan Administrator at 1-866-270-7788.

In the case of banks, brokers, or other nominees which hold your shares for you as the beneficial owner, the Plan Administrator will administer the
Plan based on the information provided by the bank, broker or nominee. To the extent that you wish to participate in the Plan, you should contact the broker, bank or nominee holding your shares to ensure that your account is properly represented. If necessary, you may have your shares taken out of the name of the broker, bank or nominee and register them in your own name.

How shares are purchased
through the Reinvestment Plan

When a distribution is declared, nonparticipants in the plan will receive cash. Participants in the plan will receive shares of the Fund valued as described below:

If on the payable date of the distribution, the market price of the Fund’s common stock is less than the net asset value, the Plan Administrator will buy Fund shares on behalf of the Participant in the open market, on the New York Stock Exchange (NYSE) or elsewhere. The price per share will be equal to the weighted average price of all shares purchased, including commissions. Commission rates are currently $0.02 per share, although the rate is subject to change and may vary. If, following the commencement of purchases and before the Plan Administrator has completed its purchases, the trading price equals or exceeds the most recent net asset value of the common shares, the Plan Administrator may cease purchasing shares on the open market and the Fund may issue the remaining shares at a price equal to the greater of (a) the net asset value on the last day the Plan Administrator purchased shares or (b) 95% of the market price on such day. In the case where the Plan Administrator has terminated open market purchase and the Fund has issued the remaining shares, the number of shares received by the Participant in respect of the cash distribution will be based on the weighted average of prices paid for shares purchased in the open market and the price at which the Fund issued the remaining shares.
Under certain circumstances, the rules and regulations of the Securities and Exchange Commission may require limitation or temporary suspension of market purchases of shares under the Plan. The Plan Administrator will not be accountable for its inability to make a purchase during such a period.

If on the payable date of the distribution, the market price is equal to or exceeds the net asset value, Participants will be issued new shares by the Fund at the greater of the (a) the net asset value on the record date or (b) 95% of the market price on such date.

The automatic reinvestment of distributions will not relieve Participants of any income tax which may be payable on such distributions. A Participant in the Plan will be treated for federal income tax purposes, as having received on a payment date, a distribution in an amount equal to the cash the participant could have received instead of shares.
Shareholders should note, however, that if the Fund’s aggregate net investment income and net realized capital gains are less than the amount of the distribution level, the difference will be distributed from the Fund’s assets and will constitute a return of the shareholder’s capital. A return of capital is not taxable; rather it reduces a shareholder’s tax basis in his or her shares of the Fund. If you participate in the Plan, you will receive a Form 1099-DIV concerning the Federal tax status of distributions paid during the year.

Voluntary Cash Purchase Plan

Participants in the Plan have the option of making additional cash payments for investment in shares of the Fund. Such payments can be made in any amount from $100 per payment to $3,000 per month. The Plan Administrator will use the funds received to purchase Fund shares in the open market on the 15th of each month or the next business day if the 15th falls on a weekend or holiday (the “Investment Date”). The purchase price per share will be equal to the weighted average price of all shares purchased on the Investment
Date, including commissions. There is no charge to shareholders for Cash Purchases. The plan administrator’s fee will be paid by the Fund. However, each participating shareholder will pay pro rata share of brokerage commissions incurred
(currently $0.02 per share, but may vary and is subject to change) with respect to the Plan Administrator’s open market purchases in connection with all cash investments. Voluntary cash payments should be sent to Computershare Trust Company,
N.A., PO Box 43078, Providence, RI 02940-3078.

Participants have an unconditional right to obtain the return of any cash payment if the Plan
Administrator receives written notice at least 5 business days before such payment is to be invested.

Automatic Monthly Investment

Participants in the Plan may purchase additional shares by means of an Automatic Monthly Investment of not less than $100 nor more than $3,000 per month by electronic funds transfer from a predesignated U.S bank account. If a Participant has already established a Plan account and wishes to initiate Automatic Monthly Investments, the Participant must complete and sign an automatic monthly investment form and return it to the Plan Administrator together with a voided check or deposit slip for the account from which funds are to be withdrawn. Automatic monthly investment forms may be obtained from the Plan Administrator by calling
1-866-270-7788.

Termination of Shares

Shareholders wishing to liquidate shares held with the Plan Administrator must do so in writing or by calling 1-866-270-7788. The Plan
Administrator does not charge a fee for liquidating your shares; however, a brokerage commission of $0.02 will be charged. This charge may vary and is subject to change.

Once terminated, you may re-enroll in the Plan (provided you still have shares registered in your name) by contacting the Plan Administrator at
1-866-270-7788.

Additional Information

For
more information regarding the Automatic Reinvestment and Cash Purchase Plan, please contact the Plan Administrator at 1-866-270-7788 or visit our website at Virtus.com.

The Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payments made and any distribution paid subsequent to written notice of the change sent to the members of the Plan at least 90 days before the record date for such distribution. The Plan also may be amended or terminated by the Plan Administrator with at least 90 days written notice to participants in the Plan.

Board of Directors

George R. Aylward, Chairman, President, and Chief Executive Officer

Philip R. McLoughlin, Director

James M. Oates, Director

James B. Rogers, Jr., Director

R. Keith Walton, Director

Brian T. Zino, Director

William R. Moyer, Advisory Member

William H. Wright II, Advisory Member

Officers

W. Patrick Bradley,
Executive Vice President, Treasurer, and Chief Financial Officer

William Renahan, Vice President, Chief Legal Officer, and
Secretary

Jacqueline Porter, Vice President and Assistant Treasurer

Nancy Engberg, Vice President and Chief Compliance Officer

Investment Adviser

Virtus Investment Advisers, Inc.

100 Pearl Street

Hartford, CT 06103-4506

Fund
Administrator

Virtus Fund Services, LLC

100 Pearl Street

Hartford, CT 06103-4506

Custodian

JPMorgan Chase Bank, NA

1 Chase Manhattan Plaza

New York, NY 10005-1401

Transfer
Agent

Computershare Trust Company, NA

P.O. Box 43078

Providence, RI 02940-3078

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

2 Commerce Square Suite 1700

2001 Market Street

Philadelphia PA 19103-7042

Fund
Counsel

Sullivan & Worcester LLP

1666 K Street, NW

7th Floor

Washington, DC 20006

This report is transmitted to the shareholders of The Zweig Fund, Inc. for their information. This is not a prospectus, circular, or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

For more information
about

Virtus Closed-End Funds, please

contact us at 1-866-270-7788

or closedendfunds@virtus.com

or visit Virtus.com.

12-16

c/o Computershare Investor Services

P.O. Box 43078

Providence, RI 02940

Item 2.
Code of Ethics.

(a)
The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)
There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics described in Item 2(b) of the instructions for completion of Form N-CSR.

(d)
The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of the instructions for completion of this Item.

Item 3.
Audit Committee Financial Expert.

(a)(1)
The Registrant’s Board of Directors has determined that the Registrant has an “audit committee financial expert” serving on its Audit Committee.

(a)(2)
Brian T. Zino has been determined by the Registrant to possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert”. Mr. Zino is an “independent” director pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

(a)(3)
Not applicable.

Item 4.
Principal Accountant Fees and Services.

Audit Fees

(a)
The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $35,800 for 2016 and $28,800 for 2015.

Audit-Related Fees

(b)
The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $7,238 for 2016 and $1,715 for 2015. Such audit-related fees include out of pocket expenses and cross fund fees.

Tax Fees

(c)
The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $5,200 for 2016 and $7,900 for 2015.

“Tax Fees” are those primarily associated with review of the Fund’s tax provision and qualification as a regulated investment company (RIC) in connection with audits of the Fund’s financial statement, review of year-end distributions by the Fund to avoid excise tax, periodic discussion with management on tax issues affecting the Fund, and reviewing and signing the Fund’s federal income tax returns.

All Other Fees

(d)
The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for
2016 and $0 for 2015.

(e)(1)
Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Zweig Fund, Inc. (the “Fund”) Board has adopted policies and procedures with regard to the pre-approval of services provided by PwC. The Audit Committee pre-approves: (i) all audit and non-audit services to be rendered to the Fund by PwC; and (ii) all non-audit services to be rendered to the Fund, and financial reporting of the Fund provided by
PwC to the Adviser or any affiliate thereof that provides ongoing services to the Fund (collectively, “Covered Services”). The Audit Committee has adopted pre-approval procedures authorizing a member of the Audit Committee to pre-approve from time to time, on behalf of the Audit Committee, all Covered Services to be provided by PwC which are not otherwise pre-approved at a meeting of the Audit committee, provided that such delegate reports to the full Audit Committee at its next meeting. The pre-approval procedures do not include delegation of the Audit committee’s responsibilities to management. Pre-approval has not been waived with respect to any of the services described above since the date on which the Audit Committee adopted its current pre-approval procedures.

(e)(2)
The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule
2-01 of Regulation S-X are as follows:

(b)
0%

(c)
0%

(d)
N/A

(f)
The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)
The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $686,723 for 2016 and $550,983 for 2015.

(h)
The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of
Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.
Audit Committee of Listed Registrants.

The registrant has a separately designated audit committee
consisting of all the independent directors of the registrant. Audit Committee Members are: Philip R. McLoughlin, Brian T. Zino, James B. Rogers, James M. Oates and R. Keith Walton.

Item 6.
Investments.

(a)
Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)
Not applicable.

Item 7.
Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Proxy Voting Policies are attached herewith.

POLICY REGARDING PROXY VOTING

The Boards of the Funds1 have adopted this Policy to govern the exercise of stock ownership rights with respect to Fund Portfolio Holdings.

I.
Definitions. As used in this Policy, the following terms shall have the meanings ascribed below:

A.
“Adviser” refers to the primary adviser of each registered investment company covered by this policy.

B.
“Board” refers to the Boards of Trustees or Directors of the Funds (collectively, the “Fund”).

C.
“Corporate Governance Matters” refers to changes involving the corporate ownership or structure of an issuer whose securities are within a Portfolio Holding, including changes in the state of incorporation, changes in capital structure, including increases and decreases of capital and preferred stock issuance, mergers and other corporate restructurings, and anti-takeover provisions such as staggered boards, poison pills, and supermajority voting provisions.

D.
“Delegate” refers to the Adviser or Subadviser to whom responsibility has been delegated to vote proxies for the applicable Portfolio Holding, including any qualified, independent organization engaged by an
Adviser or Subadviser to vote proxies on behalf of such delegated entity.

E.
“Management Matters” refers to stock option plans and other management compensation issues.

F.
“Portfolio Holding” refers to any company or entity whose securities are held within the investment portfolio(s) of one or more of the Funds as of the date a proxy is solicited.

G.
“Proxy Contests” refer to any meeting of shareholders of an issuer for which there are at least two sets of proxy statements and proxy cards, one solicited by management and the others by a dissident or group of dissidents.

H.
“Social Issues” refers to social and environmental issues.

I.
“Subadviser” refers, individually or collectively, to each registered investment adviser that serves as investment subadviser to one or more of the Fund.

J.
“Subadviser Procedures” shall have such meaning as described in Article IV, Section C hereof.

K.
“Takeover” refers to hostile or “friendly” efforts to effect radical change in the voting control of the board of directors of a company.

[1]
Funds include Virtus Alternative Solutions Trust, Virtus Equity Trust, Virtus Opportunities Trust, Virtus Retirement Trust, Virtus Global Multi-Sector Income Fund, Virtus Total Return Fund, Virtus Variable Insurance
Trust, Duff & Phelps Select Energy MLP Fund, Inc., The Zweig Fund, Inc. and Virtus Global Dividend & Income Fund Inc.

II.
General Policy. It is the intention of the Fund to exercise stock ownership rights in Portfolio Holdings in a manner that is reasonably anticipated to further the best economic interests of shareholders of the Fund. Accordingly, the Fund or its Delegate(s) shall endeavor to analyze and vote all proxies that are considered likely to have financial implications, and, where appropriate, to participate in corporate governance, shareholder proposals, management communications and legal proceedings. The Fund and its Delegate(s) must also identify potential or actual conflicts of interest in voting proxies and address any such conflict of interest in accordance with this Policy.

III.
Factors to consider when voting.

A.
A Delegate may abstain from voting when it concludes that the effect on shareholders’ economic interests or the value of the Portfolio Holding is indeterminable or insignificant.

B.
In analyzing anti-takeover measures, the Delegate shall vote on a case-by-case basis taking into consideration such factors as overall long-term financial performance of the target company relative to its industry competition. Key measures which shall be considered include, without limitation, five-year annual compound growth rates for sales, operating income, net income, and total shareholder returns (share price appreciation plus dividends). Other financial indicators that will be considered include margin analysis, cash flow, and debit levels.

C.
In analyzing contested elections, the Delegate shall vote on a case-by-case basis taking into consideration such factors as the qualifications of all director nominees. The Delegate shall also consider the independence and attendance record of board and key committee members. A review of the corporate governance profile shall be completed highlighting entrenchment devices that may reduce accountability.

D.
In analyzing corporate governance matters, the Delegate shall vote on a case-by-case basis taking into consideration such factors as tax and economic benefits associated with amending an issuer’s state of incorporation, dilution or improved accountability associated with changes in capital structure, management proposals to require a supermajority shareholder vote to amend charters and bylaws and bundled or “conditioned” proxy proposals.

E.
In analyzing executive compensation proposals and management matters, the Adviser shall vote on a case-by-case basis taking into consideration such factors as executive pay and spending on perquisites, particularly in conjunction with sub-par performance and employee layoffs.

F.
In analyzing proxy contests for control, the Delegate shall vote on a case-by-case basis taking into consideration such factors as long-term financial performance of the target company relative to its industry; management’s track record; background to the proxy contest; qualifications of director nominees (both slates); evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions.

G.
In analyzing shareholder proposals, the Delegate shall vote on a case-by-case basis taking into consideration such factors as whether implementation of the proposal is likely to enhance or protect shareholder value; whether the issue(s) presented in the proposal are more appropriately or effectively dealt with through legislation or government regulation; if the company has already responded in an appropriate and sufficient manner to the issue(s) raised in the proposal; whether the proposal’s request is unduly burdensome or overly prescriptive; whether any increase in disclosure or transparency requested would have a deleterious impact; and whether the company’s current approach to the issue(s) presented are comparative to current industry practice.

IV.
Delegation.

A.
In the absence of a specific direction to the contrary from the Board of the Fund, the Adviser or Sub-adviser that is managing a Fund is responsible for voting proxies for all
Portfolio Holdings of such Fund in accordance with this Policy, or for delegating such responsibility as described below.

B.
The Adviser and any Subadviser delegated with authority to vote proxies for Portfolio Holdings shall be deemed to assume a duty of care to safeguard the best interests of the Fund and its shareholders. No Delegate shall accept direction or inappropriate influence from any other client, director or employee of any affiliated company and shall not cast any vote inconsistent with this Policy without obtaining the prior approval of the Fund or its duly authorized representative(s).

C.
With regard to each Fund for which there is a duly appointed Subadviser to whom the Adviser has delegated authority to vote proxies for Portfolio Holdings, the Subadviser shall vote proxies for the Portfolio Holdings in accordance with Articles II, III and V of this Policy, provided, however, that the Subadviser may vote proxies in accordance with its own proxy voting policy/procedures (“Subadviser Procedures”) provided that the Adviser must have reviewed the Subadviser Procedures and determined them to be reasonably designed to further the best economic interests of the affected Fund shareholders. The Subadviser will promptly notify the Adviser of any material changes to the Subadviser Procedures.
The Adviser will periodically review the votes by the Subadviser for consistency with this Policy.

D.
With regard to each Fund for which there is a duly appointed Subadviser, the Adviser may retain responsibility for voting any and/or all applicable proxies.

V.
Conflicts of Interest.

A.
The Fund and its Delegate(s) seek to avoid actual or perceived conflicts of interest in the voting of proxies for Portfolio Holdings between the interests of Fund shareholders, on one hand, and those of the Adviser,
Subadviser, Delegate, principal underwriter, or any affiliated person of the Fund, on the other hand. The Board may take into account a wide array of factors in determining whether such a conflict exists, whether such conflict is material in nature, and how to properly address or resolve the same.

While each conflict situation varies based on the particular facts presented and the requirements of governing law, the Board or its delegate(s) may take the following actions, among others, or otherwise give weight to the following factors, in addressing material conflicts of interest in voting (or directing
Delegates to vote) proxies pertaining to Portfolio Holdings: (i) rely on the recommendations of an established, independent third party with qualifications to vote proxies such as Institutional Shareholder Services; (ii) vote pursuant to the recommendation of the proposing Delegate; (iii) abstain; (iv) where two or more Delegates provide conflicting requests, vote shares in proportion to the assets under management of each proposing Delegate; (v) vote shares in the same proportion as the vote of all other holders of shares of such issuer; or (vi) the Adviser may vote proxies where the subadviser has a direct conflict of interest.

B.
Each Adviser or Subadviser that is managing a Fund shall promptly notify the Chief Compliance Officer of the Fund (or, in the case of a Subadviser, the Chief Compliance Officer of the Adviser) in the event that any actual or potential conflict of interest is identified, and provide the Adviser’s or Subadviser’s recommendations for protecting the best interests of Fund’s shareholders. No Adviser (or Subadviser) shall waive any conflict of interest or vote any conflicted proxies without the prior approval of the Fund CCO or the Board (or the Executive Committee thereof) pursuant to section C of this Article.

C.
In the event that a determination, authorization or waiver under this Policy is requested at a time other than a regularly scheduled meeting of the Board, the Fund CCO shall be empowered with the power and responsibility to interpret and apply this Policy and provide a report of his or her determination(s), authorization(s) or waiver(s) at the next following meeting of the Board.

VI.
Miscellaneous.

A.
A copy of the current Policy Regarding Proxy Voting and the voting records for each Fund (Form N-PX) shall be kept in an easily accessible place and available for inspection either physically or through electronic posting on an approved website. The Fund shall provide a copy of its most recent Form N-PX filing to any shareholder within three business days of receipt of such request.

B.
The Fund CCO shall present a report of any material deviations from this Policy at the next regularly scheduled meeting of the Board and shall provide such other reports as the Board may request from time to time. Each
Adviser and/or Subadviser shall provide to the Fund a record of its effectuation of proxy voting pursuant to this Policy at such times and in such format or medium as the Fund shall reasonably request. Each Adviser and each affected Subadviser shall be solely responsible for complying with the disclosure and reporting requirements under applicable laws and regulations, including, without limitation, Rules 204-2 and
206(4)-6 under the Investment Advisers Act of 1940 (the “1940 Act”), as amended. Each Adviser and/or Subadviser shall gather, collate and present information relating to the proxy voting activities of itself and/or its Delegate(s) in such format and medium as the Fund shall request in order for the Fund to discharge its disclosure and reporting obligations pursuant to Rule 30b1-4 under the 1940 Act.

C.
Each Adviser and/or each affected Subadviser shall pay all costs associated with proxy voting for Portfolio Holdings pursuant to this Statement of Policy and for providing records to the Fund in appropriate detail and format to facilitate its disclosure and reporting obligations pursuant to Rule 30b1-4 under the 1940 Act

D.
Each Adviser or Subadviser may delegate its responsibilities hereunder to a proxy committee established from time to time by the Adviser or Subadviser, as the case may be. In performing its duties hereunder, the Adviser or Subadviser, or any duly authorized committee, may engage the services of a research and/or voting adviser or agent, the cost of which shall be borne by such entity.

Item 8.
Portfolio Managers of Closed-End Management Investment Companies.

(a)(1)
Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Members

The Fund’s sub-advisers are Duff & Phelps Investment Management Co (“Duff &
Phelps”) and Newfleet Asset Management, LLC. The names, titles and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrant’s portfolio (“Portfolio Manager”) and each Portfolio Manager’s business experience during the past 5 years as of the date of filing of this report:

Duff & Phelps Investment Management Co. Portfolio Management Team

Randle L. Smith

Mr. Smith has been a Senior Managing Director since 2014 and Senior Vice President of Duff & Phelps since January 1998. Currently he is a Co-Portfolio Manager for the Virtus Global Infrastructure Fund, Virtus Total Return Fund (Equities) and senior global electric analyst for the DNP Select Income Fund Inc. He was a Managing Director of
Duff & Phelps from 1996-1998. From 1990-1995, Mr. Smith was employed by Duff & Phelps Investment Research Co., where he served as a Managing Director (1995), a Vice President (1992-1994), an Assistant Vice President
(1991) and an Analyst (1990). Mr. Smith concentrates his research on the global electrical and natural gas industries.

Connie M. Luecke

Ms. Luecke has been a Senior Managing Director since 2014 and Senior Vice President of Duff & Phelps since January 1998.
Currently, she is a Co-Portfolio Manager for the Virtus Global Infrastructure Fund, Virtus Total Return Fund (Equities) and the senior telecommunications analyst for the DNP Select Income Fund Inc. She was a
Managing Director of Duff & Phelps from 1996-1998. From 1992-1995, Ms. Luecke was employed by Duff & Phelps Investment Research Co., where she served as a Managing Director (1995), a Vice President (1994), an Assistant Vice
President (1993) and an Analyst (1992). Ms. Luecke concentrates her research on the global telecommunications and transportation infrastructure industries.

Newfleet Asset Management, LLC

David L. Albrycht, CFA

President and Chief Investment Officer

David Albrycht is president and chief investment officer of Newfleet Asset Management, an investment management affiliate of Virtus Investment
Partners. Prior to joining Newfleet in 2011, Mr. Albrycht was executive managing director and senior portfolio manager with Goodwin Capital Advisers, a former Virtus investment management subsidiary. He joined the Goodwin multi-sector fixed income team in 1985 as a credit analyst and has managed fixed income portfolios since 1991.

Mr. Albrycht is the portfolio manager of
the Virtus Multi-Sector Short Term Bond Fund since 1993, Virtus Multi-Sector Intermediate Bond Fund since 1994, Virtus Senior Floating Rate Fund since 2008, and co-manager of Virtus Tactical Allocation Fund and Virtus High Yield Fund since 2011, Virtus Bond Fund, Virtus Balanced Fund, and Virtus Low Duration Income Fund

since 2012, and Virtus Strategic Income Fund since 2014. He also manages several variable investment options and is co-manager of three other closed-end funds, Virtus Total Return Fund (NYSE: DCA), Virtus Global Multi-Sector Income Fund (NYSE: VGI) and Virtus Global Dividend & Income Fund Inc. (NYSE: ZTR).

Mr. Albrycht previously was Goodwin’s director of credit research. In addition, he managed the Phoenix MISTIC CDO, a $1 billion multi-sector collateralized debt obligation, where he was responsible for credit analysis and deal structure.

Mr. Albrycht earned a
B.A., cum laude, from Central Connecticut State University and an M.B.A., with honors, from the University of Connecticut. He holds the Chartered Financial Analyst designation. He has been working in the investment industry since 1985.

(a)(2)
Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest

Other Accounts Managed by Portfolio Manager(s) or Management Team Member

There may be certain inherent conflicts of interest that arise in connection with the portfolio managers’ management of the Fund’s investments and the investments of any other accounts they manage. Such conflicts could include the aggregation of orders for all accounts managed by a particular portfolio manager, the allocation of purchases across all such accounts, the allocation of IPOs and any soft dollar arrangements that the adviser may have in place that could benefit the Fund and/or such other accounts. The Board of Directors has adopted policies and procedures designed to address any such conflicts of interest to ensure that all transactions are executed in the best interest of the Fund’s shareholders. Each Adviser is required to certify its compliance with these procedures to the Board of Directors on a quarterly basis. There have been no material compliance issues with respect to any of these policies and procedures during the Fund’s most recent fiscal year. Additionally, there are no material conflicts of interest between the investment strategy of any Fund and the investment strategy of other accounts managed by portfolio managers since portfolio managers generally manage funds and other accounts having similar investment strategies.

The following table provides information as of December 31, 2016, regarding any other accounts managed by the portfolio managers and portfolio management team members for the Fund. As noted in the table, the portfolio managers managing the Funds may also manage or be members of management teams for other mutual funds within the
Virtus Mutual Fund complex or other similar accounts.

  Name of   Portfolio
 Manager   or
 Team
Member

  Type of
Accounts

Total No. of Accounts Managed

Total Assets (in millions)

No. of Accounts where Advisory Fee is Based on Performance

Total Assets in Accounts where Advisory Fee is Based on Performance

Connie Luecke

Registered Investment Companies:

2

$231.7 Million

0

0

Other Pooled Investment Vehicles:

0

$0

0

0

Other Accounts:

0

$0

0

0

Randle Smith

Registered Investment Companies:

2

$231.7 Million

0

0

Other Pooled Investment Vehicles:

0

$0

0

0

Other Accounts:

0

$0

0

0

David L. Albrycht

Registered Investment Companies:

20

$9,944 Million

2

171 Million

Other Pooled Investment Vehicles:

1

$45 Million

0

0

Other Accounts:

0

$0

0

0

(a)(3)
Compensation Structure of Portfolio Manager(s) or Management Team Members

Virtus, along
with its affiliated investment management firms, including Duff & Phelps, Newfleet, and Kayne (collectively, “Virtus”), is committed to attracting and retaining the highest caliber employees and investment talent. The company’s compensation and benefits program is comprehensive and designed to reward performance and commitment to our shareholders. Virtus personnel receive a competitive base salary, an incentive bonus opportunity, and a benefits package.
Certain professionals who supervise and manage others also participate in a management incentive program reflecting their personal contribution and team performance. Certain key individuals also have the opportunity to take advantage of a long-term incentive compensation program, including potential awards of Virtus restricted stock units (“RSUs”) with multi-year vesting, subject to Virtus corporate board approval, and opportunities to defer their compensation and reduce tax implications.

Following is a more detailed description of Virtus’ compensation structure.

•

Base Salary – Each individual is paid a fixed base salary, which is designed to be competitive in light of the individual’s experience and responsibilities. Virtus management uses independent, third-party compensation surveys of the investment industry to evaluate competitive market compensation for its employees.

•

Incentive Bonus – Incentive bonus pools for non-investment personnel are generally based upon overall Virtus profitability. Annual incentive payments for investment personnel are based on targeted compensation levels, adjusted for profitability and investment performance factors, and a subjective assessment of contribution to the team effort. Individual payments are assessed using comparisons of actual investment performance with specific peer group or index measures. For compensation purposes, a fund’s performance is generally measured over one-, three-, and five-year periods and an individual manager’s participation is based on the performance of each fund/account managed. The short-term incentive payment is generally paid in cash, but a portion may be payable in Virtus RSUs.

•

Other Benefits – Employees are also eligible to participate in broad-based plans offered by Virtus, including 401(k), health, and other employee benefit plans.

While portfolio manager compensation contains a performance component, this component is adjusted to reward investment personnel for managing within the stated framework and for not taking unnecessary risk. This approach ensures that investment management personnel remain focused on managing and acquiring securities that correspond to a fund’s mandate and risk profile and are discouraged from taking on more risk and unnecessary exposure to chase performance for personal gain. We believe we have appropriate controls in place to handle any potential conflicts that may result from a substantial portion of portfolio manager compensation being tied to performance. The Fund Chief Compliance Officer reports any “Whistle Blower” complaints involving the Funds to the Audit Committee(s) of the applicable Fund Board(s) on a quarterly basis. As both the Virtus and the Fund Procedures prohibit inappropriate retaliation against employees, there are no current plans to amend these Procedures.

(a)(4)
Disclosure of Securities Ownership

For the most recently completed fiscal year ended
December 31, 2016, beneficial ownership of shares of the Fund by Messrs. Smith and Albrycht and Ms. Luecke are as follows. Beneficial ownership was determined in accordance with rule 16a-1(a)(2)
under the Securities Exchange Act of 1934 (17 CFR 240.161-1(a)(2)).

  Name of Portfolio   Manager or
Team Member

  Dollar ($) Range of
 Fund Shares
Beneficially Owned

Connie Luecke

$
0

Randle Smith

$
0

David L. Albrycht

$
0

(b)
Not applicable.

Item 9.
Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period

(a) Total Number of Shares (or Units) Purchased

(b) Average Price Paid per Share (or Unit)

(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or
Programs

(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be
Purchased Under the Plans or Programs

July 2016

0

$
0

0

1,473,841

August 2016

0

$
0

0

1,473,841

September 2016

0

$
0

0

1,473,841

October 2016

0

$
0

0

1,473,841

November 2016

0

$
0

0

1,473,841

December 2016

0

$
0

0

1,473,841

Total

0

$
0

0

1,473,841

[Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a.
The date each plan or program was announced: 3/13/12 and expanded 9/19/12 and 2/10/14

b.
The dollar amount (or share or unit amount) approved: 4,392,838 shares

c.
The expiration date (if any) of each plan or program: None

d.
Each plan or program that has expired during the period covered by the table: None

e.
Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases: None

Item 10.
Submission of Matters to a Vote of Security Holders.

There have been no material changes to the
procedures by which the shareholders may recommend nominees to the registrant’s board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of
Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.
Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR
270.30a-3(d))) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.
Exhibits.

(a)(1)
Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)
Not applicable.

(b)
Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(c)
A copy of the Registrant’s notice to shareholders pursuant to Rule 19(a) under the 1940 Act which accompanied distributions paid during the period ended December 31, 2016 pursuant to the Registrant’s
Managed Distribution Plan are filed herewith as required by the terms of the Registrant’s exemptive order issued on November 17, 2008.

(12.other) Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

The Zweig Fund, Inc.

By (Signature and Title)*

/s/ George R. Aylward

George R. Aylward, President

(principal executive officer)

Date

3/10/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/s/ George R. Aylward

George R. Aylward, President

(principal executive officer)

Date

3/10/2017

By (Signature and Title)*

/s/ W. Patrick Bradley

  W. Patrick Bradley, Executive Vice President, Chief Financial
Officer and Treasurer

(principal financial officer)

Date

3/10/2017

*
Print the name and title of each signing officer under his or her signature.